UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 2.8%
Consumer Staples — 1.1%
	Food Products — 1.1%
94	AAK AB, (Sweden)	5,159
2,625	Archer-Daniels-Midland Co.	138,285
1,433	Associated British Foods plc, (United Kingdom)	71,581
408	Austevoll Seafood ASA, (Norway)	2,447
148	Bakkafrost P/F, (Faroe Islands)	3,651
5	Barry Callebaut AG, (Switzerland) (a)	5,351
2,676	BRF S.A., (Brazil), ADR	69,603
608	Bunge Ltd.	55,188
126	Cal-Maine Foods, Inc.	5,277
10,000	China Agri-Industries Holdings Ltd., (Hong Kong)	3,878
7,000	China Yurun Food Group Ltd., (China) (a)	3,163
37	CJ CheilJedang Corp., (South Korea)	11,753
635	Darling Ingredients, Inc. (a)	11,811
3,000	First Resources Ltd., (Singapore)	4,462
139	Fresh Del Monte Produce, Inc.	4,693
666	Glanbia plc, (Ireland)	10,303
28,000	Golden Agri-Resources Ltd., (Singapore)	9,872
775	GrainCorp Ltd., (Australia), Class A	5,353
100	Hokuto Corp., (Japan)	1,685
3,000	Indofood Agri Resources Ltd., (Singapore)	1,736
308	Ingredion, Inc.	25,635
318	Maple Leaf Foods, Inc., (Canada)	5,248
1,219	Marine Harvest ASA, (Norway)	17,287
200	Maruha Nichiro Corp., (Japan)	2,810
1,000	NH Foods Ltd., (Japan)	20,113
1,000	Nichirei Corp., (Japan)	4,340
1,000	Nippon Flour Mills Co., Ltd., (Japan)	4,480
1,200	Nippon Suisan Kaisha Ltd., (Japan) (a)	4,181
279	Nutreco N.V., (Netherlands)	15,953
244	Pilgrim’s Pride Corp. (a)	7,881
199	Salmar ASA, (Norway)	3,417
89	Sanderson Farms, Inc.	7,726
2	Seaboard Corp. (a)	6,900
281	Suedzucker AG, (Germany)	4,366
1,886	Tate & Lyle plc, (United Kingdom)	17,789
1,226	Tyson Foods, Inc., Class A	51,909
17	Vilmorin & Cie S.A., (France)	1,738
10,000	Wilmar International Ltd., (Singapore)	24,611

	Total Consumer Staples	651,635

Industrials — 0.4%
	Machinery — 0.4%
341	AGCO Corp.	14,387
912	CNH Industrial N.V., (United Kingdom)	7,104
1,459	Deere & Co.	126,379
1,000	Iseki & Co., Ltd., (Japan)	1,920
5,000	Kubota Corp., (Japan)	78,271
52	Lindsay Corp.	4,572
135	Titan International, Inc.	1,336

	Total Industrials	233,969

Materials — 1.3%
	Chemicals — 1.3%
585	Agrium, Inc., (Canada)	57,032
97	American Vanguard Corp.	1,056
63	Auriga Industries A/S, (Denmark), Class B (a)	3,222
204	CF Industries Holdings, Inc.	54,703
8,000	China BlueChemical Ltd., (China), Class H	2,893
186	Intrepid Potash, Inc. (a)	2,654
1,705	Israel Chemicals Ltd., (Israel)	11,629
8	Israel Corp., Ltd. (The), (Israel) (a)	3,920
703	K+S AG, (Germany)	21,078
2,146	Monsanto Co.	257,327
1,334	Mosaic Co. (The)	61,057
633	Nufarm Ltd., (Australia)	2,472
288	PhosAgro OAO, (Russia), Reg. S, GDR	3,197
3,395	Potash Corp. of Saskatchewan, Inc., (Canada)	118,194
184	Scotts Miracle-Gro Co. (The), Class A	11,229
358	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	9,022
376	Syngenta AG, (Switzerland)	123,882
793	Uralkali OJSC, (Russia), Reg. S, GDR	10,579
716	Yara International ASA, (Norway)	30,377

	Total Materials	785,523

	Total Common Stocks (Cost $1,476,860)	1,671,127

Exchange Traded Funds — 14.9%
International Equity — 14.9%
40,662	iShares Global Energy ETF	1,552,475
133,037	iShares Global Infrastructure ETF	5,748,529
59,733	iShares MSCI Global Metals & Mining Producers ETF	1,009,488
31,865	Market Vectors Gold Miners ETF	584,085

	Total Exchange Traded Funds (Cost $8,167,720)	8,894,577

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 81.1% (b)
Alternative Assets — 20.5%
340,352	JPMorgan Commodities Strategy Fund, Class R6 Shares	4,043,384
582,968	JPMorgan Realty Income Fund, Class R5 Shares	8,243,173

	Total Alternative Assets	12,286,557

Fixed Income — 60.6%
788,360	JPMorgan Floating Rate Income Fund, Class R6 Shares	7,820,532
366,002	JPMorgan High Yield Fund, Class R6 Shares (m)	2,891,419
1,631,323	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	16,998,391
846,995	JPMorgan Real Return Fund, Institutional Class Shares (m)	8,554,649

	Total Fixed Income	36,264,991

	Total Investment Companies (Cost $46,813,733)	48,551,548

Short-Term Investment — 1.3%
Investment Company — 1.3%
773,598	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $773,598)	773,598

	Total Investments — 100.1% (Cost $57,231,911)	59,890,850
	Liabilities in Excess of Other Assets — (0.1)%	(37,858)

	NET ASSETS — 100.0%	$59,852,992

Percentages indicated are based on net assets.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $554,919 and 0.9%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,835,058
Aggregate gross unrealized depreciation	(1,176,119)

Net unrealized appreciation/depreciation	$2,658,939

Federal income tax cost of investments	$57,231,911

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$406,109	$245,526	$—	$651,635
Industrials	153,778	80,191	—	233,969
Materials	586,050	199,473	—	785,523

Total Common Stocks	1,145,937	525,190	—	1,671,127

Exchange Traded Funds	8,894,577	—	—	8,894,577
Investment Companies	48,551,548	—	—	48,551,548
Short-Term Investment
Investment Company	773,598	—	—	773,598

Total Investments in Securities	$59,365,660	$525,190	$—	$59,890,850

There were no transfers among any levels during the period ended November 30, 2014.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 15.2%
Consumer Discretionary — 2.7%
	Auto Components — 0.1%
1,168	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,238

	Automobiles — 0.3%
5,725	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	6,068
3,417	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	3,494

		9,562

	Hotels, Restaurants & Leisure — 0.3%
9,400	MTR Gaming Group, Inc., 11.500%, 08/01/19	10,317

	Household Durables — 1.1%
4,250	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	4,505
900	K. Hovnanian Enterprises, Inc., 7.000%, 01/15/19 (e)	880
4,000	KB Home, 9.100%, 09/15/17	4,525
	Lennar Corp.,
3,210	4.500%, 06/15/19	3,210
8,823	Series B, 12.250%, 06/01/17	10,698
4,448	M/I Homes, Inc., 8.625%, 11/15/18	4,648
	Standard Pacific Corp.,
3,150	8.375%, 05/15/18	3,587
2,702	10.750%, 09/15/16	3,094

		35,147

	Media — 0.6%
6,285	Cenveo Corp., 6.000%, 08/01/19 (e)	5,719
9,856	DISH DBS Corp., 7.875%, 09/01/19	11,260
1,400	iHeartCommunications, Inc., 9.000%, 03/01/21	1,365
2,000	Univision Communications, Inc., 7.875%, 11/01/20 (e)	2,158

		20,502

	Specialty Retail — 0.3%
	Claire’s Stores, Inc.,
1,872	6.125%, 03/15/20 (e)	1,736
8,128	9.000%, 03/15/19 (e)	8,210

		9,946

	Total Consumer Discretionary	86,712

Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
2,800	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	2,884

	Food Products — 0.1%
2,777	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,902

	Total Consumer Staples	5,786

Energy — 2.6%
	Energy Equipment & Services — 0.8%
10,520	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	8,206
1,869	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,589
6,194	PHI, Inc., 5.250%, 03/15/19	5,729
9,680	SESI LLC, 7.125%, 12/15/21	10,648

		26,172

	Oil, Gas & Consumable Fuels — 1.8%
	Chesapeake Energy Corp.,
3,500	3.250%, 03/15/16	3,491
13,964	VAR, 3.481%, 04/15/19	13,859
	Energy XXI Gulf Coast, Inc.,
5,935	7.750%, 06/15/19	4,748
2,000	9.250%, 12/15/17	1,790
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,500	6.875%, 05/01/19	4,691
3,000	9.375%, 05/01/20	3,278
NOK 11,000	Exmar Netherlands B.V., (Netherlands), VAR, 6.150%, 07/07/17	1,564
1,700	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	1,768
2,925	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	2,735
4,157	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	3,949
6,018	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	5,845
6,699	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18	7,027
5,500	WPX Energy, Inc., 5.250%, 01/15/17	5,720

		60,465

	Total Energy	86,637

Financials — 1.3%
	Consumer Finance — 1.0%
34,115	Ally Financial, Inc., VAR, 2.911%, 07/18/16	34,430

	Insurance — 0.3%
GBP 6,275	Towergate Finance plc, (United Kingdom), VAR, 6.053%, 02/15/18 (e)	8,331

	Total Financials	42,761

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
Health Care — 1.4%
	Health Care Equipment & Supplies — 0.5%
2,425	ConvaTec Finance International S.A., (Luxembourg), 8.250% (cash), 01/15/19 (e) (v)	2,461
14,577	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	15,434

		17,895

	Health Care Providers & Services — 0.3%
890	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	939
168	Omnicare, Inc., 7.750%, 06/01/20	179
	Tenet Healthcare Corp.,
4,383	6.000%, 10/01/20	4,662
3,660	8.000%, 08/01/20	3,889

		9,669

	Pharmaceuticals — 0.6%
1,100	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	1,152
	Valeant Pharmaceuticals International, Inc., (Canada),
10,449	6.750%, 08/15/18 (e)	11,167
2,000	6.875%, 12/01/18 (e)	2,073
4,000	7.000%, 10/01/20 (e)	4,200

		18,592

	Total Health Care	46,156

Industrials — 2.0%
	Aerospace & Defense — 0.2%
	Bombardier, Inc., (Canada),
3,648	4.750%, 04/15/19 (e)	3,721
3,500	7.500%, 03/15/18 (e)	3,870

		7,591

	Air Freight & Logistics — 0.2%
5,281	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	4,806

	Airlines — 0.3%
660	Continental Airlines 2003-ERJ1 Pass- Through Trust, 7.875%, 07/02/18	700
3,398	Continental Airlines 2004-ERJ1 Pass- Through Trust, 9.558%, 09/01/19	3,755
1,300	Continental Airlines 2006-ERJ1 Pass- Through Trust, 9.318%, 11/01/19 (e)	1,443
3,648	Continental Airlines 2012-3 Class C Pass- Through Certificates, 6.125%, 04/29/18	3,876

		9,774

	Commercial Services & Supplies — 0.8%
8,950	ADT Corp. (The), 4.125%, 04/15/19	8,915
18,115	ILFC E-Capital Trust I, VAR, 4.840%, 12/21/65 (e)	17,209
266	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	294

		26,418

	Electrical Equipment — 0.0% (g)
1,415	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,500

	Industrial Conglomerates — 0.2%
4,730	J.M. Huber Corp., 9.875%, 11/01/19 (e)	5,238

	Machinery — 0.2%
5,200	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	5,044

	Marine — 0.1%
2,037	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	2,057

	Road & Rail — 0.0% (g)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
518	9.750%, 03/15/20	567
903	VAR, 2.984%, 12/01/17	898

		1,465

	Total Industrials	63,893

Information Technology — 0.4%
	Communications Equipment — 0.3%
9,600	Avaya, Inc., 7.000%, 04/01/19 (e)	9,384

	Semiconductors & Semiconductor Equipment — 0.1%
4,355	Advanced Micro Devices, Inc., 6.750%, 03/01/19	4,029

	Total Information Technology	13,413

Materials — 2.2%
	Chemicals — 0.7%
6,325	Ashland, Inc., 3.000%, 03/15/16	6,365
	INEOS Group Holdings S.A., (Luxembourg),
1,713	5.875%, 02/15/19 (e)	1,666
3,000	6.125%, 08/15/18 (e)	2,951
8,500	PolyOne Corp., 7.375%, 09/15/20	9,042
1,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	1,030

		21,054

	Construction Materials — 0.9%
	Cemex S.A.B. de C.V., (Mexico),
22,365	VAR, 4.981%, 10/15/18 (e)	23,036

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Construction Materials — continued
6,120	VAR, 5.233%, 09/30/15 (e)	6,181

		29,217

	Containers & Packaging — 0.3%
1,915	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	1,920
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
4,750	8.500%, 05/15/18	4,892
4,000	9.000%, 04/15/19	4,170

		10,982

	Metals & Mining — 0.3%
1,000	Aleris International, Inc., 7.625%, 02/15/18	1,025
1,000	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	1,033
7,000	ArcelorMittal, (Luxembourg), 10.350%, 06/01/19	8,523

		10,581

	Total Materials	71,834

Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,023	7.000%, 01/15/19	1,065
3,602	7.375%, 06/01/20	3,859
7,057	8.125%, 04/30/20	7,480
204	Cincinnati Bell, Inc., 8.750%, 03/15/18	211
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,000	7.250%, 04/01/19	1,046
1,000	7.250%, 10/15/20	1,062
5,000	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	5,125
23,113	Level 3 Communications, Inc., 11.875%, 02/01/19	24,818
	Level 3 Financing, Inc.,
2,415	8.125%, 07/01/19	2,572
3,635	VAR, 3.826%, 01/15/18	3,655
3,022	PAETEC Holding Corp., 9.875%, 12/01/18	3,188
EUR 3,390	Wind Acquisition Finance S.A., (Luxembourg), VAR, 4.082%, 07/15/20 (e)	4,148

	Total Telecommunication Services	58,229

Utilities — 0.6%
	Independent Power & Renewable Electricity Producers — 0.6%
13,000	AES Corp., VAR, 3.234%, 06/01/19	12,935
	GenOn Energy, Inc.,
4,000	7.875%, 06/15/17	4,090
3,000	9.875%, 10/15/20	3,105

	Total Utilities	20,130

	Total Corporate Bonds (Cost $502,809)	495,551

SHARES
Preferred Stock — 0.4%
Financials — 0.4%
	Insurance — 0.4%
17	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.351%, 12/29/14 ($1,000 par value) @ (Cost $13,773)	13,963

PRINCIPAL AMOUNT
Loan Assignments — 80.0%
Consumer Discretionary — 21.5%
	Auto Components — 0.9%
24,233	Cooper-Standard Automotive, Inc., Term Loan, VAR, 4.000%, 04/04/21	24,033
6,258	Key Safety Systems, Inc., 1st Lien Term Loan B, VAR, 3.750%, 08/29/21 ^	6,269

		30,302

	Automobiles — 1.2%
13,037	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	12,969
25,544	Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18	25,366

		38,335

	Distributors — 0.1%
4,882	VWR Funding, Inc., New USD B1 Term Loan, VAR, 3.406%, 04/03/17	4,845

	Diversified Consumer Services — 0.5%
16,503	Spin Holdco, Inc., New Initial 1st Lien Term Loan, VAR, 4.250%, 11/14/19	16,386

	Hotels, Restaurants & Leisure — 5.5%
13,803	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	13,820

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Hotels, Restaurants & Leisure — continued
13,750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	13,819
2,783	Dave & Buster’s Entertainment, Inc., 1st Lien Term Loan B, VAR, 4.500%, 07/25/20	2,780
5,312	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	5,342
12,394	Golden Nugget, Inc., Term Loan, VAR, 5.500%, 11/21/19	12,466
8,018	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	8,248
10,182	Hilton Worldwide Finance LLC, Term Loan, VAR, 3.500%, 10/26/20	10,087
21,189	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	21,256
13,833	Landry’s, Inc., Term B Loan, VAR, 4.000%, 04/24/18	13,801
19,300	MGM Resorts International, Term Loan B, VAR, 3.500%, 12/20/19	18,999
10,099	Scientific Games International, Inc., Term Loan, VAR, 4.940%, 10/18/20 ^	9,949
3,060	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	3,014
22,310	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	22,533
23,950	Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	23,754

		179,868

	Household Durables — 0.4%
4,683	PolarPark, Inc., Term Loan, VAR, 4.500%, 06/07/20	4,660
4,951	Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20	4,902
2,437	Waddington Ltd./WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	2,424

		11,986

	Internet & Catalog Retail — 0.1%
4,164	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.479%, 01/30/17	4,012

	Leisure Products — 1.1%
28,575	Delta 2 Sarl, 1st Lien Term Loan, VAR, 4.750%, 07/30/21 ^	28,347
7,198	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	7,132

		35,479

	Media — 6.8%
5,223	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	5,222
246	DigitalGlobe, Inc., Term Loan B, VAR, 3.750%, 01/31/20	245
26,461	iHeartCommunications, Inc., Term Loan, VAR, 6.906%, 01/30/19	24,863
3,112	iHeartCommunications, Inc., Term Loan B- 1, VAR, 3.806%, 01/29/16	3,079
5,795	iHeartCommunications, Inc., Term Loan E, VAR, 7.656%, 07/30/19	5,551
12,933	Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/02/21	12,988
2,454	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19	2,457
1,653	Media General, Inc., Term Loan B, VAR, 4.250%, 07/31/20	1,655
7,290	Media General, Inc., Term Loan B-2, VAR, 07/31/20 ^	7,272
3,645	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	3,625
8,616	MTL Publishing LLC, 1st Lien Term Loan B-2, VAR, 3.750%, 06/29/18	8,545
7,147	NEP/NCP Holdco Inc., New Term Loan B, VAR, 4.250%, 01/22/20	7,046
4,134	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	4,111
9,686	Numericable Group S.A., Term Loan B1, VAR, 4.500%, 05/21/20	9,689
8,379	Numericable Group S.A., Tranche B-2 Term Loan, VAR, 4.500%, 05/21/20	8,383
7,505	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21 ^	7,500
3,592	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	3,582
38,161	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	37,970
780	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	768
30,189	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	29,878

6,912	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	6,837
1,968	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	2
1,250	Visant Corp., 1st Lien Term Loan B, VAR, 7.000%, 09/23/21	1,229
29,501	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	28,819

		221,316

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Multiline Retail — 1.8%
35,865	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	35,163
23,812	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	23,649

		58,812

	Specialty Retail — 1.7%
3,826	Hillman Group, Inc. (The), Term Loan B, VAR, 4.500%, 06/30/21	3,829
40,204	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	38,176
1,995	Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20	1,977
4,602	Party City Holdings, Inc., Term Loan B, VAR, 4.000%, 07/27/19	4,550
7,859	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	7,826

		56,358

	Textiles, Apparel & Luxury Goods — 1.4%
6,522	Cole Haan LLC, Term Loan, VAR, 5.000%, 01/31/20	6,331
24,958	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	24,740
4,988	Nine West Holdings, Inc., 1st Lien Term Loan B, VAR, 4.750%, 10/08/19	4,788
8,479	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 04/08/20	8,277

		44,136

	Total Consumer Discretionary	701,835

Consumer Staples — 12.7%
	Beverages — 0.3%
11,602	DS Waters of America Inc., New Term Loan, VAR, 5.250%, 08/30/20	11,602

	Food & Staples Retailing — 7.1%
7,995	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	7,991
18,000	Albertsons LLC, Term Loan B4, VAR, 4.500%, 08/25/21 ^	18,045
51,200	New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21	50,944
48,782	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	48,713
28,333	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	28,310
10,945	Rite Aid Corp., Tranche 7 Term Loan, VAR, 3.500%, 02/21/20	10,860
68,350	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	67,989

		232,852

	Food Products — 4.9%
20,592	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	20,494
46,073	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	46,030
22,359	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	22,359
14,338	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	14,634
34,426	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	33,921
13,298	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	13,104
8,347	Post Holdings, Inc., 1st Lien Term Loan B, VAR, 3.750%, 06/02/21	8,332

		158,874

	Household Products — 0.4%
1,743	Armored Autogroup, Inc., New Term Loan, VAR, 6.000%, 11/05/16	1,740
11,219	Reynolds Group Holdings Ltd., Incremental Term Loan, VAR, 4.000%, 12/01/18	11,176

		12,916

	Total Consumer Staples	416,244

Energy — 4.2%
	Energy Equipment & Services — 1.6%
6,968	Drillships Financing Holding, Inc., Term Loan B1, VAR, 6.000%, 03/31/21 ^	6,410
6,548	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	6,221
8,320	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	7,693
21,579	Seadrill Partners LP, Term Loan B, VAR, 4.000%, 02/21/21	19,457
6,334	Seventy Seven Operating LLC, 1st Lien Term Loan B, VAR, 3.750%, 06/25/21	6,096
8,252	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	7,695

		53,572

	Oil, Gas & Consumable Fuels — 2.6%
1,310	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	1,321
6,198	CITGO Petroleum Corp., 1st Lien Term Loan B, VAR, 4.500%, 07/29/21	6,214
18,338	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	18,111
11,990	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20 ^	10,856

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
5,733	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	5,570
5,331	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18 ^	5,338
9,606	Overseas Shipholding Group, 1st Lien Term Loan B, VAR, 5.250%, 08/05/19	9,600
10,461	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	10,134
9,390	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	8,608
9,197	Southcross Holdings LP, 1st Lien Term Loan, VAR, 6.000%, 08/04/21	8,984

		84,736

	Total Energy	138,308

Financials — 3.0%
	Capital Markets — 0.1%
4,204	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	4,190

	Consumer Finance — 0.5%
17,910	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	17,335

	Diversified Financial Services — 1.7%
3,459	Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19	3,452
700	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	700
6,225	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	6,157
38,680	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19	36,928
7,187	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21 ^	7,038
1,135	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	1,109

		55,384

	Insurance — 0.4%
7,155	HUB International Ltd., Term Loan B, VAR, 4.250%, 10/02/20	7,074
4,223	National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20	4,188

		11,262

	Real Estate Management & Development — 0.3%
8,276	CityCenter Holdings LLC, Term Loan B, VAR, 4.250%, 10/16/20	8,261
314	Realogy Group LLC, Extended Term Loan, VAR, 0.002%, 10/10/16	307

		8,568

	Total Financials	96,739

Health Care — 7.0%
	Biotechnology — 0.7%
7,229	Ikaria, Inc.,1st Lien Term Loan, VAR, 5.000%, 02/12/21	7,249
15,872	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 4.250%, 12/13/19	15,852

		23,101

	Health Care Equipment & Supplies — 1.4%
6,027	Biomet, Inc., Term Loan B2, VAR, 3.655%, 07/25/17	6,015
7,082	Kinetic Concepts, Inc., Term Loan E1, VAR, 4.000%, 05/04/18 ^	7,045
8,298	Mallinckrodt International Finance S.A., Term Loan B1, VAR, 3.500%, 03/19/21	8,222
7,660	Mallinckrodt International Finance, 1st Lien Term Loan, VAR, 3.500%, 03/19/21	7,610
7,184	Onex Carestream Finance LP, 1st Lien Term Loan, VAR, 5.000%, 06/07/19	7,187
10,973	Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 4.750%, 06/30/21	10,863

		46,942

	Health Care Providers & Services — 3.0%
7,210	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	7,127
7,591	Amsurg Corp., Initial Term Loan B, VAR, 3.754%, 07/16/21	7,564
17,747	CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19	17,696
3,474	CHS/Community Health Systems, Inc., Term Loan D, VAR, 4.250%, 01/27/21	3,479
5,377	DaVita HealthCare Partners, Inc., 1st Lien Term Loan B, VAR, 3.500%, 06/24/21	5,353
9,232	HCA, Inc., Term Loan B4, VAR, 2.983%, 05/01/18	9,197
7,670	IASIS Healthcare Corp., New Term Loan B2, VAR, 4.500%, 05/03/18	7,679
17,122	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	16,894
22,965	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	22,862

		97,851

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Life Sciences Tools & Services — 0.5%
4,870	INC Research Holdings, Inc., 2014 Term Loan B, VAR, 4.750%, 11/12/21 ^	4,872
11,181	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21	11,148

		16,020

	Pharmaceuticals — 1.4%
295	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	294
1,179	Ceva Logistics Holdings, Inc., Term Loan B, VAR, 6.500%, 03/19/21	1,115
13,253	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.156%, 02/27/21	13,125
14,596	Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 4.000%, 09/30/19	14,380
3,249	Phibro Animal Health Corp., Term Loan, VAR, 4.000%, 04/16/21	3,213
12,705	Salix Pharmaceuticals Ltd., Term Loan, VAR, 4.250%, 01/02/20	12,536

		44,663

	Total Health Care	228,577

Industrials — 11.1%
	Aerospace & Defense — 0.6%
6,015	Accudyne Industries Borrower/Accudyne Industries LLC, (FKA Silver II U.S. Holdings, LLC) 1st Lien Term Loan, VAR, 4.000%, 12/13/19	5,866
14,040	Consolidated Precision Products Corp., 1st Lien Term Loan B, VAR, 4.750%, 12/28/19	13,977
237	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	237

		20,080

	Air Freight & Logistics — 0.1%
147	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	139
855	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	808
815	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	770

		1,717

	Airlines — 1.9%
40,544	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18 ^	40,012
457	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	456
11,520	Landmark US Member LLC, 1st Lien Term Loan, VAR, 4.750%, 10/25/19	11,488
9,529	U.S. Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	9,357

		61,313

	Building Products — 1.1%
19,530	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	19,205
8,734	Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20	8,712
6,901	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	6,909

		34,826

	Commercial Services & Supplies — 2.6%
2,062	AWAS Finance Luxembourg S.A., 1st Lien Term Loan, VAR, 3.500%, 07/16/18	2,042
13,570	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	13,375
3,469	Garda World Security Corp., Term Loan DD, VAR, 4.000%, 11/06/20	3,419
17,850	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.483%, 06/30/17	17,828
3,712	Harland Clarke Holdings Corp., Tranche B- 4 Term Loan, VAR, 6.000%, 08/04/19	3,720
9,955	Marine Acquisition Corp., Term Loan B, VAR, 5.250%, 01/30/21	9,955
4,974	Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20	4,902
4,813	Packers Holdings LLC, 1st Lien Term Loan B, VAR, 11/25/21 ^	4,825
8,066	University Support Services LLC (St. George’s University Scholastic Services LLC), 2nd Lien Term Loan, VAR, 5.750%, 08/06/21	8,026
5,385	Wand Intermediate I LP, 1st Lien Term Loan, VAR, 4.750%, 09/17/21	5,405
6,616	Wastequip, Inc., New Term Loan, VAR, 5.500%, 08/09/19	6,616
4,714	WTG Holdings III Corp., 1st Lien Term Loan, VAR, 4.750%, 01/15/21	4,685

		84,798

	Electrical Equipment — 0.2%
2,792	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	2,777
3,640	WireCo World Group, Inc., Term Loan B, VAR, 6.000%, 02/15/17	3,645

		6,422

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Industrial Conglomerates — 0.3%
1,842	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	1,843
9,298	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	9,162

		11,005

	Machinery — 2.8%
5,930	Filtration Group Canada Corp., 1st Lien Term Loan B1, VAR, 4.500%, 11/20/20	5,925
6,110	Gardner Denver, Inc., New Term Loan B, VAR, 4.250%, 07/30/20	5,955
16,906	Gates Global LLC, 1st Lien Term Loan, VAR, 4.250%, 07/05/21	16,731
9,810	Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/30/21	9,746
22,023	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	21,830
20,889	Rexnord LLC/RBS Global Inc., 1st Lien Term Loan B, VAR, 4.000%, 08/21/20	20,736
5,324	UTEX Industries, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/21/21	5,244
5,143	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	5,155

		91,322

	Marine — 0.4%
6,412	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21 ^	5,942
8,800	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	8,580

		14,522

	Professional Services — 0.2%
6,226	PGX Holdings, Inc., Term Loan, VAR, 6.250%, 09/29/20	6,187

	Road & Rail — 0.2%
2,848	Hertz Corp. (The), 1st Lien Term Loan, VAR, 3.750%, 03/11/18	2,811
3,646	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	3,621

		6,432

	Trading Companies & Distributors — 0.7%
1,667	Flying Fortress, Inc., New Term Loan, VAR, 3.500%, 06/30/17	1,662
7,275	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18	7,248
12,296	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	12,199
3,485	SunSource Holdings, Inc., Term Loan, VAR, 4.753%, 02/12/21	3,485

		24,594

	Total Industrials	363,218

Information Technology — 9.2%
	Communications Equipment — 1.8%
40,413	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.654%, 10/26/17	39,226
20,576	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	20,467

		59,693

	Electronic Equipment, Instruments & Components — 1.6%
13,290	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	13,101
37,342	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	37,354
1,200	Zebra Technologies Corp., 1st Lien Term Loan B, VAR, 4.750%, 10/27/21 ^	1,209

		51,664

	Internet Software & Services — 0.5%
14,427	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	14,391

	IT Services — 1.3%
22,500	First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18	22,205
13,904	First Data Corp., 2018B 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	13,710
7,935	First Data Corp., 2021 Dollar Term Loan, VAR, 4.155%, 03/24/21	7,887

		43,802

	Semiconductors & Semiconductor Equipment — 3.4%
61,581	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	61,550
1,848	Entegris, Inc., Term Loan B, VAR, 3.500%, 04/30/21	1,835
25,572	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	25,341
14,812	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	14,828
7,031	On Semiconductor Corp., Term Loan, VAR, 1.985%, 01/02/18	6,855

		110,409

	Software — 0.6%
13,227	Emdeon, Inc., 2013 Term Loan B-2, VAR, 3.750%, 11/02/18	13,147

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Software — continued
7,081	Infor (US), Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20 ^	6,975

		20,122

	Total Information Technology	300,081

Materials — 3.8%
	Chemicals — 1.1%
8,958	Arizona Chemical U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21	8,947
7,946	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	7,832
7,343	Gemini HDPE LLC, 1st Lien Term Loan, VAR, 4.750%, 08/06/21	7,343
7,017	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	7,008
6,269	Tronox Ltd., New Term Loan B, VAR, 4.000%, 03/19/20	6,222

		37,352

	Construction Materials — 0.7%
893	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	897
22,750	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	22,551

		23,448

	Containers & Packaging — 0.7%
6,642	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	6,614
3,226	Berry Plastics Corp., Term Loan E, VAR, 3.750%, 01/06/21	3,179
2,903	Devix Topco S.A., 1st Lien Term Loan, VAR, 4.250%, 05/03/21	2,893
3,040	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	3,015
5,687	Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21 ^	5,552

		21,253

	Metals & Mining — 1.1%
5,835	Atkore International, Inc., 1st Lien Term Loan, VAR, 4.500%, 04/09/21	5,795
4,415	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	4,338
— (h)	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19 ^	—	(h)
20,712	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan, VAR, 3.750%, 06/30/19	19,401
7,030	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	7,006

		36,540

	Paper & Forest Products — 0.2%
5,739	Unifrax I LLC/Unifrax Holding Co., New Term Loan, VAR, 4.250%, 11/28/18	5,671

	Total Materials	124,264

Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.3%
25,393	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	25,457
9,873	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	9,823
2,978	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 02/22/19	2,955
9,917	Level 3 Financing, Inc., 2019 Term Loan B3, VAR, 4.000%, 08/01/19	9,894
11,879	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	11,700
5,965	Virgin Media Finance plc, Term Loan, VAR, 3.500%, 06/07/20	5,900
1,824	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	1,811
6,623	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	6,605

		74,145

	Wireless Telecommunication Services — 0.4%
9,207	Syniverse Holdings, Inc., Tranche B Term Loan 2019, VAR, 4.000%, 04/23/19	9,046
3,719	Syniverse Holdings, Inc.,1st Lien Term Loan, VAR, 4.000%, 04/23/19	3,651

		12,697

	Total Telecommunication Services	86,842

Utilities — 4.8%
	Electric Utilities — 3.7%
8,957	Calpine Construction Finance Co., New Term Loan, VAR, 3.250%, 01/31/22	8,763
32,242	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B1, VAR, 3.000%, 05/03/20	31,492
3,055	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	3,057
8,932	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20 ^	8,888
82,050	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.650%, 10/10/17 (d) ^	59,420

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Electric Utilities — continued
11,000	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.650%, 10/10/16 (d)	7,910

		119,530

	Independent Power & Renewable Electricity Producers — 1.1%
6,426	Calpine Corp., New Term Loan, VAR, 4.000%, 10/31/20	6,386
10,972	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	10,930
20,610	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	20,394

		37,710

	Total Utilities	157,240

	Total Loan Assignments (Cost $2,638,017)	2,613,348

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
98,701	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $98,701)	98,701

	Total Investments — 98.6% (Cost $3,253,300)	3,221,563
	Other Assets in Excess of Liabilities — 1.4%	47,379

	NET ASSETS — 100.0%	$3,268,942

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,911	EUR	Deutsche Bank AG	12/22/14	2,398	2,376	22
4,884	GBP	Union Bank of Switzerland AG	12/22/14	7,623	7,628	(5)

				10,021	10,004	17

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
^	—	All or a portion of the security is unsettled as of November 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	14,117
Aggregate gross unrealized depreciation	(45,854)

Net unrealized appreciation/depreciation	(31,737)

Federal income tax cost of investments	3,253,300

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$86,712	$—	$86,712
Consumer Staples	—	5,786	—	5,786
Energy	—	86,637	—	86,637
Financials	—	42,761	—	42,761
Health Care	—	46,156	—	46,156
Industrials	—	54,119	9,774	63,893
Information Technology	—	13,413	—	13,413
Materials	—	71,834	—	71,834
Telecommunication Services	—	58,229	—	58,229
Utilities	—	20,130	—	20,130

Total Corporate Bonds	—	485,777	9,774	495,551

Preferred Stock
Financials	—	13,963	—	13,963

Loan Assignments
Consumer Discretionary	—	701,833	2	701,835
Consumer Staples	—	416,244	—	416,244
Energy	—	138,308	—	138,308
Financials	—	96,739	—	96,739
Health Care	—	228,577	—	228,577
Industrials	—	363,218	—	363,218
Information Technology	—	300,081	—	300,081
Materials	—	124,264	—	124,264
Telecommunication Services	—	86,842	—	86,842
Utilities	—	157,240	—	157,240

Total Loan Assignments	—	2,613,346	2	2,613,348

Short-Term Investment
Investment Company	$98,701	$—	$—	$98,701

Total Investments in Securities	$98,701	$3,113,086	$9,776	$3,221,563

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$22	$—	$22

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5)	$—	$(5)

There were no transfers among any levels during the period ended November 30, 2014.

B. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

Note (1) below describe the derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.3%
	Cayman Islands — 1.0%
420	Apidos CLO XIV, Series 2013-14A, Class A, VAR, 1.381%, 04/15/25 (e)	409
525	Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 1.721%, 07/20/26 (e)	521
250	Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.131%, 10/15/21 (e) (i)	250
525	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, VAR, 1.563%, 10/29/25 (e)	516
1,000	Flatiron CLO Ltd., Series 2013-1A, Class A1, VAR, 1.628%, 01/17/26 (e)	995
530	ING IM CLO Ltd., Series 2013-3A, Class A1, VAR, 1.681%, 01/18/26 (e)	525
250	LCM LP, Series 16A, Class A, VAR, 1.758%, 07/15/26 (e)	249
525	LCM XIII LP, Series 13A, Class A, VAR, 1.531%, 01/19/23 (e)	521
250	OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 1.382%, 07/22/25 (e)	246
290	Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 0.482%, 08/01/24 (e)	280
420	Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 1.601%, 01/21/26 (e)	413
336	Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 1.756%, 07/14/26 (e)	335
250	THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 1.751%, 04/18/26 (e)	250
420	Venture CDO Ltd., Series 2014-17A, Class A, VAR, 1.711%, 07/15/26 (e)	417

		5,927

	Ireland — 0.1%
785	Trafigura Securitisation Finance PLC, Series 2014-1A, Class B, VAR, 2.405%, 10/15/21 (e)	785

	Italy — 0.0% (g)
EUR 35	Atlante Finance Srl, Series 1, Class A, Reg. S, VAR, 0.275%, 07/28/47	44
EUR 74	Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.234%, 03/14/23	91

		135

	United States — 4.2%
152	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.655%, 07/25/33	144
129	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 1.730%, 04/25/34	119
	Argent Securities, Inc.,
141	Series 2004-W3, Class A3, VAR, 0.975%, 02/25/34	126
146	Series 2003-W7, Class M2, VAR, 2.780%, 03/25/34	131
73	Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	75
	Countrywide Asset-Backed Certificates,
265	Series 2004-2, Class M1, VAR, 0.905%, 05/25/34	251
100	Series 2002-4, Class M1, VAR, 1.280%, 12/25/32	92
153	Series 2004-BC1, Class M3, VAR, 2.255%, 10/25/33	128
400	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.545%, 08/25/35	384
	Exeter Automobile Receivables Trust,
444	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	445
100	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	102
188	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 0.875%, 08/25/34	178
198	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	199
111	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.085%, 07/25/34	104
250	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.681%, 01/15/25 (e)	247
282	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	283
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	322
42	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.055%, 12/25/34	37
120	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	120
294	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.130%, 07/25/34	266
180	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	188

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
187	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.010%, 01/25/34	172
101	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 2.885%, 10/25/33	97
1,920	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,858
	OneMain Financial Issuance Trust,
300	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	303
182	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	181
151	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	153
139	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.130%, 04/25/33	119
262	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.995%, 02/25/33	243
340	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 0.715%, 01/25/36	317
412	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.055%, 10/25/34	389
	RASC Trust,
4,564	Series 2006-KS5, Class A3, VAR, 0.315%, 07/25/36	4,366
131	Series 2005-KS2, Class M1, VAR, 0.800%, 03/25/35	119
	Renaissance Home Equity Loan Trust,
1,868	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,896
1,149	Series 2004-1, Class M1, VAR, 0.735%, 05/25/34	1,035
349	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.055%, 12/26/34	317
99	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	98
800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	792
262	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.155%, 10/25/33	247
1,400	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,400
	Truman Capital Mortgage Loan Trust,
270	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	264
840	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	828
	Vericrest Opportunity Loan Transferee LLC,
349	Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	344
1,840	Series 2014-NPL7, Class A2, VAR, 4.750%, 08/27/57 (e)	1,806
250	VOLT XIX LLC, Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	250
186	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	182
242	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	237
240	VOLT XX LLC, Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	241
240	VOLT XXI LLC, Series 2013-NPL7, Class A2, SUB, 5.250%, 11/25/53 (e)	240
234	VOLT XXII LLC, Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	234
214	VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	215
750	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	735
186	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	187

		23,806

	Total Asset-Backed Securities (Cost $30,532)	30,653

Collateralized Mortgage Obligations — 8.5%
	Agency CMO — 3.2%
	United States — 3.2%
	Federal Home Loan Mortgage Corp. REMIC
500	Series 3736, Class QB, 4.000%, 05/15/37	525
1,170	Series 4236, Class DS, IF, IO, 5.895%, 08/15/43	184
3,473	Series 4372, Class SY, IF, IO, 5.945%, 08/15/44	598

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
370	Series 3110, Class SL, IF, IO, 5.995%, 02/15/26	52
1,525	Series 3459, Class JS, IF, IO, 6.095%, 06/15/38	205
1,893	Series 3160, Class SA, IF, IO, 6.995%, 05/15/36	371
1,210	Series 4304, Class DI, IO, 2.500%, 01/15/27	110
4,670	Series 4043, Class PI, IO, 2.500%, 05/15/27	446
2,914	Series 4057, Class UI, IO, 3.000%, 05/15/27	331
399	Series 4056, Class BI, IO, 3.000%, 05/15/27	46
3,647	Series 4097, Class CI, IO, 3.000%, 08/15/27	417
2,051	Series 4120, Class UI, IO, 3.000%, 10/15/27	247
449	Series 4136, Class IN, IO, 3.000%, 11/15/27	52
421	Series 4146, Class AI, IO, 3.000%, 12/15/27	48
3,735	Series 4311, Class QI, IO, 3.000%, 10/15/28	405
1,794	Series 4324, Class AI, IO, 3.000%, 11/15/28	196
3,420	Series 4313, Class UI, IO, 3.000%, 03/15/29	421
2,604	Series 3775, Class LI, IO, 3.500%, 12/15/20	210
1,293	Series 4030, Class IL, IO, 3.500%, 04/15/27	154
652	Series 4323, Class IW, IO, 3.500%, 04/15/28	85
2,680	Series 4280, Class KI, IO, 3.500%, 09/15/31	335
976	Series 4119, Class LI, IO, 3.500%, 06/15/39	154
1,156	Series 4215, Class LI, IO, 3.500%, 07/15/41	215
866	Series 4073, Class IQ, IO, 4.000%, 07/15/42	205
1,877	Series 4173, Class I, IO, 4.000%, 03/15/43	437
540	Series 3716, Class PI, IO, 4.500%, 04/15/38	65
876	Series 4018, Class HI, IO, 4.500%, 03/15/41	161
12,124	Series 4351, Class GI, IO, 5.000%, 11/15/19	699
1,883	Series 3907, Class AI, IO, 5.000%, 05/15/40	360
801	Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28	117
	Federal National Mortgage Association REMIC
1,823	Series 2009-101, Class SI, IF, IO, 5.595%, 12/25/39	227
748	Series 2012-14, Class BS, IF, IO, 5.745%, 03/25/42	145
1,860	Series 2012-93, Class SG, IF, IO, 5.945%, 09/25/42	388
626	Series 2012-144, Class SK, IF, IO, 5.945%, 01/25/43	142
3,202	Series 2013-18, Class NS, IF, IO, 5.945%, 03/25/43	703
1,079	Series 2012-34, Class PS, IF, IO, 6.445%, 07/25/41	201
1,915	Series 2011-144, Class SA, IF, IO, 6.495%, 11/25/25	288
1,517	Series 2013-15, Class IO, IO, 2.500%, 03/25/28	142
420	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	49
429	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	49
4,682	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	536
477	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	56
478	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	53
286	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	32
389	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	45
568	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	65
2,230	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	265
487	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	56
2,273	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	276
4,567	Series 2014-35, Class KI, IO, 3.000%, 06/25/29	596

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States – continued
2,901	Series 2014-44, Class QI, IO, 3.000%, 08/25/29	350
1,869	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	279
409	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	50
436	Series 2012-98, Class GI, IO, 3.500%, 07/25/27	58
617	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	88
480	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	62
460	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	63
1,368	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	177
518	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	83
508	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	78
507	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	83
613	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	72
	Federal National Mortgage Association STRIPS
1,401	Series 409, Class 23, IO, 3.500%, 04/25/27	166
5,929	Series 401, Class C6, IO, 4.500%, 10/25/29	586
24,616	Series 410, Class C12, IO, 5.500%, 07/25/24	2,394
	Government National Mortgage Association
1,586	Series 2011-13, Class S, IF, IO, 5.795%, 01/16/41	266
1,780	Series 2010-20, Class SE, IF, IO, 6.095%, 02/20/40	326
1,675	Series 2010-26, Class QS, IF, IO, 6.095%, 02/20/40	309
1,957	Series 2003-69, Class SB, IF, IO, 6.445%, 08/16/33	390
2,470	Series 2002-24, Class AG, IF, IO, 7.795%, 04/16/32	569

		18,614

Non-Agency CMO — 5.3%
	Italy — 0.0% (g)
EUR 120	Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.288%, 10/30/33	143

	Spain — 0.1%
EUR 148	TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.395%, 09/30/32	183

	United States — 5.2%
139	Alternative Loan Trust, Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	138
100	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	101
247	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.464%, 02/25/37	246
2,260	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.414%, 08/19/45	2,023
76	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	74
230	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	188
338	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.344%, 08/19/37	279
856	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class A1, VAR, 2.482%, 02/25/35	853
	Wells Fargo Mortgage Backed Securities Trust
1,165	Series 2005-AR16, Class A1, VAR, 2.610%, 03/25/35	1,141
3,682	Series 2005-AR2, Class A1, VAR, 2.614%, 03/25/35	3,674
2,670	Series 2004-BB, Class A5, VAR, 2.615%, 01/25/35	2,646
	Wells Fargo Mortgage-Backed Securities Trust
163	Series 2007-2, Class 3A5, 5.250%, 03/25/37	168
5,500	Series 2004-N, Class A7, VAR, 2.595%, 08/25/34	5,507
5,501	Series 2004-N, Class A6, VAR, 2.595%, 08/25/34	5,507
834	Series 2005-AR4, Class 2A2, VAR, 2.609%, 04/25/35	843

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
837	Series 2005-AR2, Class 2A2, VAR, 2.614%, 03/25/35	850
5,541	Series 2004-M, Class A1, VAR, 2.615%, 08/25/34	5,623

		29,861

		30,187

	Total Collateralized Mortgage Obligations (Cost $49,216)	48,801

Commercial Mortgage-Backed Securities — 3.6%
	Cayman Islands — 0.0% (g)
112	ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VAR, 3.555%, 08/15/31 (e)	112
255	PFP III Ltd., Series 2014-1, Class AS, VAR, 1.805%, 06/14/31 (e)	254

		366

	United States — 3.6%
250	A10 Securitization LLC, 6.040%, 01/09/20	250
200	Banc of America Commercial Mortgage Trust, Series 2006-2, Class B, VAR, 5.952%, 05/10/45	207
100	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	102
	Bear Stearns Commercial Mortgage Securities Trust,
1,350	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	1,359
2,600	Series 2006-PW13, Class B, 5.660%, 09/11/41 (e)	2,534
1,210	Series 2007-PW16, Class AJ, VAR, 5.898%, 06/11/40	1,228
410	Series 2007-PW17, Class AJ, VAR, 6.090%, 06/11/50	417
1,720	CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, VAR, 5.366%, 12/11/49	1,798
100	Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 6.226%, 06/10/36 (e)	100
3,010	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.643%, 02/15/39	3,037
230	CSMC, Series 2014-ICE, Class D, VAR, 2.305%, 04/15/27 (e)	230
2,120	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	2,189
100	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	103
	JP Morgan Chase Commercial Mortgage Securities Trust,
120	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	120
160	Series 2005-LDP5, Class D, VAR, 5.559%, 12/15/44	165
125	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	126
	Morgan Stanley Capital I Trust,
1,650	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	1,726
255	Series 2006-HQ8, Class D, VAR, 5.673%, 03/12/44	220
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.417%, 10/15/44 (e)	93
730	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	759
1,020	Series 2006-C23, Class D, VAR, 5.703%, 01/15/45	1,051
2,530	Series 2007-C33, Class AJ, VAR, 6.140%, 02/15/51	2,674
250	Series 2007-C34, Class AJ, VAR, 6.145%, 05/15/46	262

		20,750

	Total Commercial Mortgage-Backed Securities (Cost $21,140)	21,116

Convertible Bonds — 1.8%
	Netherlands — 0.2%
840	NXP Semiconductor N.V., 1.000%, 12/01/19 (e)	858

	United Kingdom — 0.0% (g)
200	Billion Express Investments Ltd., Reg. S, 0.750%, 10/18/15	202

	United States — 1.6%
675	Dealertrack Technologies, Inc., 1.500%, 03/15/17	923
250	Finisar Corp., 0.500%, 12/15/33 (e)	230
1,195	General Cable Corp., SUB, 4.500%, 11/15/29	809
815	Griffon Corp., 4.000%, 01/15/17 (e)	897
920	HealthSouth Corp., 2.000%, 12/01/43	1,067

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	United States — continued
225	Hologic, Inc., SUB, 2.000%, 12/15/37	284
190	Iconix Brand Group, Inc., 1.500%, 03/15/18	258
900	Intel Corp., 2.950%, 12/15/35	1,195
25	Ixia, 3.000%, 12/15/15	25
	Jarden Corp.,
245	1.125%, 03/15/34 (e)	259
200	1.875%, 09/15/18	295
1,035	Live Nation Entertainment, Inc., 2.500%, 05/15/19 (e)	1,106
485	Newpark Resources, Inc., 4.000%, 10/01/17	573
85	Terex Corp., 4.000%, 06/01/15	152
40	TRW Automotive, Inc., 3.500%, 12/01/15	139
980	Web.com Group, Inc., 1.000%, 08/15/18	870
110	WebMD Health Corp., 1.500%, 12/01/20 (e)	106

		9,188

	Total Convertible Bonds (Cost $10,228)	10,248

Corporate Bonds — 57.6%
	Argentina — 0.2%
990	YPF S.A., Reg. S, 8.875%, 12/19/18	1,044

	Australia — 0.0% (g)
110	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	114
	FMG Resources August 2006 Pty Ltd.,
22	6.875%, 02/01/18 (e)	21
75	6.875%, 04/01/22 (e)	67
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	35

		237

	Bahamas — 0.0% (g)
135	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	144

	Bermuda — 0.1%
550	Aircastle Ltd., 7.625%, 04/15/20	621
200	Seadrill Ltd., 6.625%, 09/15/20 (e)	174
36	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	40

		835

	Brazil — 0.2%
584	Banco Daycoval S.A., 5.750%, 03/19/19 (e)	590
500	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	512

		1,102

	Canada — 1.4%
555	1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22 (e)	569
	Baytex Energy Corp.,
100	5.125%, 06/01/21 (e)	92
75	5.625%, 06/01/24 (e)	67
	Bombardier, Inc.,
40	4.750%, 04/15/19 (e)	41
500	6.125%, 01/15/23 (e)	514
25	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	26
50	Cascades, Inc., 5.500%, 07/15/22 (e)	49
	First Quantum Minerals Ltd.,
318	6.750%, 02/15/20 (e)	305
18	7.000%, 02/15/21 (e)	18
25	Garda World Security Corp., 7.250%, 11/15/21 (e)	25
20	KGHM International Ltd., 7.750%, 06/15/19 (e)	21
100	Lundin Mining Corp., 7.875%, 11/01/22 (e)	103
180	Masonite International Corp., 8.250%, 04/15/21 (e)	193
21	Mattamy Group Corp., 6.500%, 11/15/20 (e)	21
800	MEG Energy Corp., 6.375%, 01/30/23 (e)	706
180	New Gold, Inc., 6.250%, 11/15/22 (e)	175
171	NOVA Chemicals Corp., 5.000%, 05/01/25 (e)	177
230	Novelis, Inc., 8.750%, 12/15/20	250
350	Precision Drilling Corp., 5.250%, 11/15/24 (e)	297
1,070	Quebecor Media, Inc., 5.750%, 01/15/23	1,097
115	Taseko Mines Ltd., 7.750%, 04/15/19	109
400	Ultra Petroleum Corp., 6.125%, 10/01/24 (e)	364
	Valeant Pharmaceuticals International, Inc.,
75	6.750%, 08/15/18 (e)	80
100	6.750%, 08/15/21 (e)	105
50	6.875%, 12/01/18 (e)	52
500	7.000%, 10/01/20 (e)	525

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
1,770	7.250%, 07/15/22 (e)	1,876

		7,857

	Cayman Islands — 0.3%
600	MAF Global Securities Ltd., Reg. S, 4.750%, 05/07/24	620
750	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	822

		1,442

	Chile — 0.6%
1,980	Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)	1,972
870	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	866
560	GNL Quintero S.A., 4.634%, 07/31/29 (e)	575

		3,413

	Colombia — 0.3%
2,000	Ecopetrol S.A., 4.125%, 01/16/25	1,930

	Croatia — 0.3%
EUR 1,050	Agrokor dd, Reg. S, 9.125%, 02/01/20	1,429
400	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	418

		1,847

	Denmark — 0.1%
GBP 195	Danske Bank A/S, VAR, 5.375%, 09/29/21	319

	France — 2.1%
EUR 600	Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22	787
EUR 1,200	Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20	1,583
EUR 700	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	883
EUR 1,100	Lafarge S.A., Reg. S, 4.750%, 09/30/20	1,610
EUR 1,100	Novafives SAS, Reg. S, 4.500%, 06/30/21	1,359
	Numericable-SFR,
EUR 1,150	5.375%, 05/15/22 (e)	1,501
400	6.000%, 05/15/22 (e)	406
250	6.250%, 05/15/24 (e)	255
EUR 1,000	Renault S.A., 3.125%, 03/05/21	1,362
EUR 1,000	Rexel S.A., Reg. S, 5.125%, 06/15/20	1,334
EUR 700	SMCP SAS, Reg. S, 8.875%, 06/15/20	902

		11,982

	Germany — 2.0%
EUR 950	Bayer AG, VAR, 3.000%, 07/01/75	1,217
EUR 850	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	1,141
EUR 1,100	Deutsche Raststaetten Gruppe IV GmbH, Reg. S, 6.750%, 12/30/20	1,457
EUR 400	HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21	523
EUR 600	KraussMaffei Group GmbH, Reg. S, 8.750%, 12/15/20	813
EUR 725	Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19	872
EUR 750	Techem GmbH, Reg. S, 6.125%, 10/01/19	1,002
EUR 1,350	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	1,784
	Unitymedia KabelBW GmbH,
200	6.125%, 01/15/25 (e)	209
EUR 1,000	Reg. S, 9.500%, 03/15/21	1,399
EUR 950	WEPA Hygieneprodukte GmbH, Reg. S, 6.500%, 05/15/20	1,288

		11,705

	Hong Kong — 0.2%
860	CITIC Ltd., Reg. S, 6.800%, 01/17/23	1,008

	Indonesia — 0.4%
	Pertamina Persero PT,
1,400	Reg. S, 4.300%, 05/20/23	1,375
1,000	Reg. S, 6.450%, 05/30/44	1,079

		2,454

	Ireland — 1.4%
	Ardagh Packaging Finance plc,
1,100	9.125%, 10/15/20 (e)	1,185
EUR 1,200	Reg. S, 9.250%, 10/15/20	1,598
300	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.000%, 06/30/21 (e)	297
EUR 820	Bank of Ireland, 3.250%, 01/15/19	1,089
EUR 280	Cloverie plc for Swiss Reinsurance Co., Ltd., Reg. S, VAR, 6.625%, 09/01/42	445
	Perrigo Finance plc,
375	3.500%, 12/15/21	377
1,385	3.900%, 12/15/24	1,397
EUR 1,350	Smurfit Kappa Acquisitions, Reg. S, 5.125%, 09/15/18	1,854

		8,242

	Israel — 0.8%
1,480	Israel Chemicals Ltd., 4.500%, 12/02/24 (e)	1,505

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Israel — continued
3,060	Israel Electric Corp., Ltd., 5.000%, 11/12/24 (e)	3,114

		4,619

	Italy — 1.8%
EUR 1,400	Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42	2,204
EUR 455	Banco Popolare SC, 3.500%, 03/14/19	593
EUR 950	Cerved Group S.p.A., Reg. S, 8.000%, 01/15/21	1,285
	Enel S.p.A.,
EUR 1,550	VAR, 6.500%, 01/10/74	2,130
GBP 200	VAR, 7.750%, 09/10/75	343
EUR 350	Intesa Sanpaolo S.p.A., 6.625%, 09/13/23	536
EUR 950	Rhino Bondco S.p.A, Reg. S, 7.250%, 11/15/20	1,223
EUR 1,210	UniCredit S.p.A., Reg. S, 6.950%, 10/31/22	1,822

		10,136

	Japan — 0.0% (g)
200	SoftBank Corp., 4.500%, 04/15/20 (e)	200

	Kazakhstan — 0.6%
3,600	KazMunayGas National Co. JSC, 6.000%, 11/07/44 (e)	3,402

	Luxembourg — 4.0%
	Altice S.A.,
EUR 1,650	7.250%, 05/15/22 (e)	2,134
	ArcelorMittal,
EUR 1,000	2.875%, 07/06/20	1,268
50	5.111%, 02/25/17	52
875	6.750%, 02/25/22	951
50	10.350%, 06/01/19	61
45	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	45
100	Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)	101
EUR 550	CNH Industrial Finance Europe S.A., 2.750%, 03/18/19	693
EUR 850	Fiat Chrysler Finance Europe, 6.750%, 10/14/19	1,226
EUR 950	Galapagos S.A., Reg. S, 5.375%, 06/15/21	1,159
EUR 950	Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18	996
EUR 900	Gestamp Funding Luxembourg S.A., Reg. S, 5.875%, 05/31/20	1,190
EUR 750	INEOS Group Holdings S.A., Reg. S, 5.750%, 02/15/19	921
	Intelsat Jackson Holdings S.A.,
295	6.625%, 12/15/22	307
500	7.250%, 10/15/20	531
1,445	7.500%, 04/01/21	1,550
	Intelsat Luxembourg S.A.,
5	6.750%, 06/01/18	5
150	7.750%, 06/01/21	155
240	8.125%, 06/01/23	251
200	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	190
311	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.750%, 08/01/22 (e)	318
EUR 500	Matterhorn Midco & Cy S.C.A., Reg. S, 7.750%, 02/15/20	651
910	Minerva Luxembourg S.A., 7.750%, 01/31/23 (e)	940
EUR 850	Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22	996
49	NII International Telecom S.C.A., 7.875%, 08/15/19 (d) (e)	36
	Ontex IV S.A.,
EUR 400	Reg. S, 7.500%, 04/15/18	517
EUR 400	Reg. S, 9.000%, 04/15/19	534
EUR 1,350	Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19	1,790
EUR 450	Spie BondCo 3 SCA, Reg. S, 11.000%, 08/15/19	616
EUR 950	Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22	1,296
	Wind Acquisition Finance S.A.,
EUR 1,200	7.000%, 04/23/21 (e)	1,507

		22,987

	Mexico — 1.0%
1,850	Alfa S.A.B. de C.V., Reg. S, 6.875%, 03/25/44	2,053
1,950	Cemex S.A.B. de C.V., 5.700%, 01/11/25 (e)	1,892
1,940	Elementia S.A.B. de C.V., 5.500%, 01/15/25 (e)	1,948

		5,893

	Morocco — 0.5%
	OCP S.A.,
1,900	Reg. S, 5.625%, 04/25/24	2,009

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Morocco — continued
600	Reg. S, 6.875%, 04/25/44	659

		2,668

	Netherlands — 2.1%
EUR 820	ABN AMRO Bank N.V., 6.375%, 04/27/21	1,264
600	Bharti Airtel International Netherlands B.V., Reg. S, 5.125%, 03/11/23	641
900	Bluewater Holding B.V., Reg. S, 10.000%, 12/10/19 (e)	873
400	EDP Finance B.V., 5.250%, 01/14/21 (e)	421
EUR 1,000	InterXion Holding N.V., Reg. S, 6.000%, 07/15/20	1,325
1,000	NXP B.V./NXP Funding LLC, 5.750%, 02/15/21 (e)	1,058
	Schaeffler Finance B.V.,
600	4.750%, 05/15/21 (e)	598
EUR 400	Reg. S, 7.750%, 02/15/17	562
1,600	Sensata Technologies B.V., 5.625%, 11/01/24 (e)	1,698
EUR 1,900	UPC Holding B.V., Reg. S, 6.375%, 09/15/22	2,558
800	VTR Finance B.V., 6.875%, 01/15/24 (e)	831

		11,829

	Norway — 0.2%
EUR 950	Lock A.S., Reg. S, 7.000%, 08/15/21	1,223

	Peru — 0.2%
900	Minsur S.A., Reg. S, 6.250%, 02/07/24	988

	Singapore — 0.0% (g)
200	Flextronics International Ltd., 5.000%, 02/15/23	204

	South Korea — 0.3%
1,900	Woori Bank, 4.750%, 04/30/24 (e)	1,980

	Spain — 0.4%
EUR 500	Bankia S.A., 3.500%, 01/17/19	673
EUR 1,200	CaixaBank S.A., VAR, 5.000%, 11/14/23	1,610

		2,283

	Sri Lanka — 0.0% (g)
250	National Savings Bank, 5.150%, 09/10/19 (e)	252

	Sweden — 0.3%
EUR 400	Eileme 2 AB, Reg. S, 11.750%, 01/31/20	571
EUR 850	TVN Finance Corp. III AB, Reg. S, 7.375%, 12/15/20	1,163

		1,734

	Switzerland — 0.6%
EUR 450	Credit Suisse AG, VAR, 5.750%, 09/18/25	630
	UBS AG,
450	Reg. S, VAR, 4.750%, 05/22/23	455
EUR 1,900	VAR, 4.750%, 02/12/26	2,525

		3,610

	Turkey — 1.1%
2,600	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	2,646
1,940	Turkiye Halk Bankasi A.S., 4.750%, 06/04/19 (e)	1,993
1,680	Turkiye Is Bankasi, 5.000%, 04/30/20 (e)	1,731

		6,370

	United Arab Emirates — 0.2%
860	Abu Dhabi National Energy Co., 3.875%, 05/06/24 (e)	873

	United Kingdom — 3.7%
GBP 500	Anglian Water Osprey Financing plc, 7.000%, 01/31/18	833
GBP 750	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	1,060
175	CEVA Group plc, 4.000%, 05/01/18 (e)	159
EUR 1,150	EC Finance plc, Reg. S, 5.125%, 07/15/21	1,473
GBP 550	Heathrow Finance plc, 7.125%, 03/01/17	924
	Ineos Finance plc,
760	7.500%, 05/01/20 (e)	798
400	8.375%, 02/15/19 (e)	427
	Jaguar Land Rover Automotive plc,
500	4.125%, 12/15/18 (e)	511
200	4.250%, 11/15/19 (e)	204
GBP 700	Reg. S, 5.000%, 02/15/22	1,148
GBP 560	Kelda Finance No. 3 plc, Reg. S, 5.750%, 02/17/20	899
GBP 700	Lowell Group Financing plc, Reg. S, 5.875%, 04/01/19	1,031
	Matalan Finance plc,
GBP 800	6.875%, 06/01/19 (e)	1,197
GBP 710	NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73	1,172
GBP 1,000	Priory Group No. 3 plc, Reg. S, 8.875%, 02/15/19	1,629
	R&R Ice Cream plc,
GBP 1,100	5.500%, 05/15/20 (e)	1,675
850	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	929

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — continued
400	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)	352
400	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	407
GBP 600	Twinkle Pizza plc, Reg. S, 6.625%, 08/01/21	956
	Vedanta Resources plc,
450	Reg. S, 6.750%, 06/07/16	465
200	Reg. S, 7.125%, 05/31/23	192
GBP 1,150	Virgin Media Secured Finance plc, Reg. S, 6.000%, 04/15/21	1,896
GBP 550	Vougeot Bidco plc, Reg. S, 7.875%, 07/15/20	895

		21,232

	United States — 30.2%
200	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	213
100	Acadia Healthcare Co., Inc., 6.125%, 03/15/21	104
530	ACCO Brands Corp., 6.750%, 04/30/20	566
15	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10
	ADT Corp. (The),
520	4.125%, 06/15/23	472
310	6.250%, 10/15/21	325
11	Advanced Micro Devices, Inc., 7.500%, 08/15/22	10
	AECOM Technology Corp.,
365	5.750%, 10/15/22 (e)	383
125	5.875%, 10/15/24 (e)	132
130	AK Steel Corp., 8.750%, 12/01/18	138
130	Alabama Power Co., 4.150%, 08/15/44	133
250	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	251
15	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	15
	Alcoa, Inc.,
375	5.125%, 10/01/24	395
250	5.400%, 04/15/21	271
200	5.900%, 02/01/27	218
125	Aleris International, Inc., 7.875%, 11/01/20	128
100	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	100
8	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	8
	Ally Financial, Inc.,
250	4.750%, 09/10/18	259
375	7.500%, 09/15/20	440
240	8.000%, 12/31/18	274
910	8.000%, 03/15/20	1,078
	Altria Group, Inc.,
3,155	2.625%, 01/14/20	3,173
1,815	4.250%, 08/09/42	1,719
448	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	483
445	American International Group, Inc., 6.250%, 03/15/37	501
	Amkor Technology, Inc.,
515	6.375%, 10/01/22	507
300	6.625%, 06/01/21	300
100	Amsurg Corp., 5.625%, 11/30/20	103
250	Antero Resources Finance Corp., 5.375%, 11/01/21	247
500	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	516
425	Ashland, Inc., 4.750%, 08/15/22	427
1,750	AT&T, Inc., 4.300%, 12/15/42	1,658
	Audatex North America, Inc.,
614	6.000%, 06/15/21 (e)	637
520	6.125%, 11/01/23 (e)	540
	Avaya, Inc.,
60	7.000%, 04/01/19 (e)	59
16	10.500%, 03/01/21 (e)	14
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
60	5.125%, 06/01/22 (e)	59
795	5.500%, 04/01/23 (e)	803
60	9.750%, 03/15/20	66
10	B/E Aerospace, Inc., 6.875%, 10/01/20	11
1,040	Bank of America Corp., 4.250%, 10/22/26	1,046
25	Basic Energy Services, Inc., 7.750%, 02/15/19	21
400	Berry Plastics Corp., 5.500%, 05/15/22	402
533	Big Heart Pet Brands, 7.625%, 02/15/19	522
	Biomet, Inc.,
800	6.500%, 08/01/20	856
100	6.500%, 10/01/20	106
279	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	282

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
230	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	239
500	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22	445
231	Building Materials Corp. of America, 5.375%, 11/15/24 (e)	231
157	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	164
1,340	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,393
	Cablevision Systems Corp.,
233	7.750%, 04/15/18	259
230	8.000%, 04/15/20	264
250	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	196
795	California Resources Corp., 6.000%, 11/15/24 (e)	709
437	Calpine Corp., 7.875%, 01/15/23 (e)	484
235	Casella Waste Systems, Inc., 7.750%, 02/15/19	238
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
5	5.250%, 02/15/22 (e)	5
35	5.625%, 02/15/24 (e)	36
	CCO Holdings LLC/CCO Holdings Capital Corp.,
601	6.500%, 04/30/21	633
225	7.250%, 10/30/17	234
1,300	7.375%, 06/01/20	1,393
9	8.125%, 04/30/20	9
	CCOH Safari LLC,
140	5.500%, 12/01/22	142
150	5.750%, 12/01/24	151
200	Cemex Finance LLC, 9.375%, 10/12/22 (e)	229
400	Central Garden & Pet Co., 8.250%, 03/01/18	396
845	CenturyLink, Inc., Series W, 6.750%, 12/01/23	938
226	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	218
1,025	Chesapeake Energy Corp., 6.625%, 08/15/20	1,130
65	Chinos Intermediate Holdings A, Inc., 8.500% (cash), 05/01/19 (e) (v)	61
445	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	483
	Chrysler Group LLC/CG Co-Issuer, Inc.,
400	8.000%, 06/15/19	424
1,415	8.250%, 06/15/21	1,578
	CHS/Community Health Systems, Inc.,
200	5.125%, 08/01/21	205
200	6.875%, 02/01/22	212
2	Cincinnati Bell, Inc., 8.750%, 03/15/18	2
1,305	Cisco Systems, Inc., 5.500%, 01/15/40	1,560
	CIT Group, Inc.,
855	5.000%, 08/15/22	882
40	5.250%, 03/15/18	42
795	5.500%, 02/15/19 (e)	843
	Claire’s Stores, Inc.,
250	6.125%, 03/15/20 (e)	232
68	8.875%, 03/15/19	57
880	9.000%, 03/15/19 (e)	889
	Clear Channel Worldwide Holdings, Inc.,
1,530	Series B, 6.500%, 11/15/22	1,595
915	Series B, 7.625%, 03/15/20	953
100	Clearwater Paper Corp., 4.500%, 02/01/23	98
55	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	54
155	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	108
37	Coeur Mining, Inc., 7.875%, 02/01/21	29
10	Columbus McKinnon Corp., 7.875%, 02/01/19	10
	Commercial Metals Co.,
100	4.875%, 05/15/23	97
25	7.350%, 08/15/18	28
80	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	73
150	Comstock Resources, Inc., 9.500%, 06/15/20	148
530	Concho Resources, Inc., 5.500%, 04/01/23	522
	CONSOL Energy, Inc.,
450	5.875%, 04/15/22 (e)	449
20	8.250%, 04/01/20	21
17	Constellation Brands, Inc., 4.750%, 11/15/24	17
140	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	154

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Corrections Corp. of America,
250	4.125%, 04/01/20	246
300	4.625%, 05/01/23	291
110	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21	130
261	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	260
260	Crown Castle International Corp., 5.250%, 01/15/23	265
250	CSC Holdings LLC, 6.750%, 11/15/21	277
	CVS Health Corp.,
1,054	3.375%, 08/12/24	1,059
1,195	5.300%, 12/05/43	1,409
85	Darling Ingredients, Inc., 5.375%, 01/15/22	86
53	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	56
835	Denbury Resources, Inc., 4.625%, 07/15/23	701
205	Diamondback Energy, Inc., 7.625%, 10/01/21	213
	DISH DBS Corp.,
215	5.125%, 05/01/20	218
1,215	5.875%, 07/15/22	1,256
915	5.875%, 11/15/24 (e)	922
950	6.750%, 06/01/21	1,032
15	7.875%, 09/01/19	17
300	DJO Finance LLC/DJO Finance Corp., 8.750%, 03/15/18	315
2,905	Dominion Resources, Inc., 3.625%, 12/01/24	2,949
695	Duke Energy Progress, Inc., 4.150%, 12/01/44	720
4	DuPont Fabros Technology LP, 5.875%, 09/15/21	4
	Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
115	6.750%, 11/01/19 (e)	119
910	7.375%, 11/01/22 (e)	958
35	7.625%, 11/01/24 (e)	37
43	E*TRADE Financial Corp., 5.375%, 11/15/22	43
175	Eagle Spinco, Inc., 4.625%, 02/15/21	172
885	Embarq Corp., 7.995%, 06/01/36	985
125	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	131
	Energy XXI Gulf Coast, Inc.,
75	6.875%, 03/15/24 (e)	56
75	7.500%, 12/15/21	59
	EP Energy LLC/Everest Acquisition Finance, Inc.,
550	6.875%, 05/01/19	573
300	7.750%, 09/01/22	306
850	9.375%, 05/01/20	929
	Equinix, Inc.,
38	5.375%, 01/01/22	38
300	5.375%, 04/01/23	301
27	5.750%, 01/01/25	28
	EXCO Resources, Inc.,
200	7.500%, 09/15/18	164
150	8.500%, 04/15/22	128
151	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	161
	First Data Corp.,
391	6.750%, 11/01/20 (e)	416
1,075	7.375%, 06/15/19 (e)	1,131
912	8.250%, 01/15/21 (e)	976
26	11.750%, 08/15/21	30
30	12.625%, 01/15/21	36
250	8.750% (cash), 01/15/22 (e) (v)	269
385	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	406
2,740	Freeport-McMoRan, Inc., 4.000%, 11/14/21	2,780
12	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	12
	Fresenius Medical Care U.S. Finance II, Inc.,
420	4.125%, 10/15/20 (e)	423
295	4.750%, 10/15/24 (e)	296
250	5.875%, 01/31/22 (e)	271
	Frontier Communications Corp.,
250	6.250%, 09/15/21	256
610	6.875%, 01/15/25	613
210	9.250%, 07/01/21	246
700	GCI, Inc., 8.625%, 11/15/19	732
1,315	General Electric Capital Corp., VAR, 6.375%, 11/15/67	1,418
	General Motors Co.,
40	3.500%, 10/02/18	41

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
55	4.000%, 04/01/25	55
100	4.875%, 10/02/23	106
25	5.200%, 04/01/45	26
20	6.250%, 10/02/43	23
2,395	General Motors Financial Co., Inc., 4.250%, 05/15/23	2,449
125	GenOn Energy, Inc., 9.875%, 10/15/20	129
1,000	Geo Group, Inc. (The), 6.625%, 02/15/21	1,045
1,100	Gilead Sciences, Inc., 4.500%, 02/01/45	1,152
2,175	Goldman Sachs Group, Inc. (The), 3.850%, 07/08/24	2,228
35	Goodman Networks, Inc., 12.125%, 07/01/18	37
	Goodyear Tire & Rubber Co. (The),
475	7.000%, 05/15/22	514
17	8.250%, 08/15/20	18
1,000	8.750%, 08/15/20	1,175
325	Gray Television, Inc., 7.500%, 10/01/20	336
100	H.J. Heinz Co., 4.250%, 10/15/20	101
200	Halcon Resources Corp., 9.250%, 02/15/22	158
	Harland Clarke Holdings Corp.,
30	6.875%, 03/01/20 (e)	30
10	9.250%, 03/01/21 (e)	10
	HCA, Inc.,
300	5.000%, 03/15/24	304
100	6.500%, 02/15/20	110
2,275	7.500%, 02/15/22	2,605
	HD Supply, Inc.,
1,250	5.250%, 12/15/21 (e)	1,276
200	7.500%, 07/15/20	211
10	8.125%, 04/15/19	11
25	Headwaters, Inc., 7.250%, 01/15/19	26
175	Hecla Mining Co., 6.875%, 05/01/21	163
	Hertz Corp. (The),
25	6.750%, 04/15/19	26
1,492	7.375%, 01/15/21	1,574
1,420	Hexion U.S. Finance Corp., 6.625%, 04/15/20	1,374
	Hilcorp Energy I LP/Hilcorp Finance Co.,
350	5.000%, 12/01/24 (e)	324
125	7.625%, 04/15/21 (e)	130
790	Hologic, Inc., 6.250%, 08/01/20	818
800	Huntsman International LLC, 4.875%, 11/15/20	814
300	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	315
456	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	465
325	iHeartCommunications, Inc., 9.000%, 12/15/19	319
30	IHS, Inc., 5.000%, 11/01/22 (e)	30
500	ILFC E-Capital Trust I, VAR, 4.840%, 12/21/65 (e)	475
550	IMS Health, Inc., 6.000%, 11/01/20 (e)	565
500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.875% (cash), 05/01/21 (e) (v)	499
500	Infor U.S., Inc., 9.375%, 04/01/19	541
	International Lease Finance Corp.,
1,235	3.875%, 04/15/18	1,245
870	5.875%, 08/15/22	942
515	6.250%, 05/15/19	562
320	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	339
515	Iron Mountain, Inc., 5.750%, 08/15/24	522
100	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	106
15	Jarden Corp., 7.500%, 05/01/17	16
	JBS USA LLC/JBS USA Finance, Inc.,
37	5.875%, 07/15/24 (e)	37
522	7.250%, 06/01/21 (e)	553
10	8.250%, 02/01/20 (e)	11
10	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	9
200	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	197
	K. Hovnanian Enterprises, Inc.,
3	7.000%, 01/15/19 (e)	3
25	7.250%, 10/15/20 (e)	26
30	9.125%, 11/15/20 (e)	33
5	11.875%, 10/15/15	5
50	Key Energy Services, Inc., 6.750%, 03/01/21	38
770	Kinder Morgan Energy Partners LP, 5.400%, 09/01/44	768
735	Kinder Morgan, Inc., 3.050%, 12/01/19	739
50	Lamar Media Corp., 5.875%, 02/01/22	52
	Lennar Corp.,
5	4.500%, 06/15/19	5
225	Series B, 12.250%, 06/01/17	273

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Level 3 Communications, Inc.,
1,488	5.750%, 12/01/22 (e)	1,495
338	11.875%, 02/01/19	363
188	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	190
	Level 3 Financing, Inc.,
800	7.000%, 06/01/20	855
364	8.125%, 07/01/19	388
5	VAR, 3.826%, 01/15/18	5
800	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	712
56	M/I Homes, Inc., 8.625%, 11/15/18	59
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
500	4.500%, 07/15/23	488
444	4.875%, 12/01/24	437
550	MasTec, Inc., 4.875%, 03/15/23	527
4	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	4
75	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	71
	Mercer International, Inc.,
125	7.000%, 12/01/19 (e)	126
227	7.750%, 12/01/22 (e)	231
75	Meritage Homes Corp., 7.150%, 04/15/20	82
435	MetLife, Inc., 6.400%, 12/15/36	484
	MGM Resorts International,
295	6.750%, 10/01/20	318
1,445	7.750%, 03/15/22	1,625
	Micron Technology, Inc.,
35	5.500%, 02/01/25 (e)	35
600	5.875%, 02/15/22 (e)	635
1,390	Microsoft Corp., 4.875%, 12/15/43	1,609
35	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	36
	Momentive Performance Materials, Inc.,
350	3.880%, 10/24/21	306
350	8.875%, 10/15/20 (d) (i)	–
3,110	Morgan Stanley, 3.700%, 10/23/24	3,158
271	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	282
250	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	261
155	MSCI, Inc., 5.250%, 11/15/24 (e)	161
65	Mustang Merger Corp., 8.500%, 08/15/21 (e)	64
500	National Financial Partners Corp., 9.000%, 07/15/21 (e)	529
65	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	69
375	Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21 (e)	382
265	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22 (e)	256
100	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	102
5	NCR Corp., 6.375%, 12/15/23	5
1,075	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	1,145
180	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.625%, 03/15/20 (e)	188
22	New Albertsons, Inc., 8.700%, 05/01/30	21
665	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	692
1,385	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	1,395
69	NII Capital Corp., 7.625%, 04/01/21 (d)	12
500	NRG Energy, Inc., 8.250%, 09/01/20	536
165	Nucor Corp., 5.200%, 08/01/43	178
5	Oasis Petroleum, Inc., 6.875%, 03/15/22	5
200	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	156
	Omnicare, Inc.,
280	4.750%, 12/01/22	284
190	5.000%, 12/01/24	194
955	Oracle Corp., 4.500%, 07/08/44	1,010
30	PAETEC Holding Corp., 9.875%, 12/01/18	32
200	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	210
50	Parker Drilling Co., 7.500%, 08/01/20	42
800	Party City Holdings, Inc., 8.875%, 08/01/20	862
79	Peabody Energy Corp., 6.250%, 11/15/21	74
	Philip Morris International, Inc.,
1,355	3.250%, 11/10/24	1,360
1,540	4.125%, 03/04/43	1,499
	Phillips 66,
350	4.300%, 04/01/22	374

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
675	4.875%, 11/15/44	687
77	Pilgrim’s Pride Corp., 7.875%, 12/15/18	80
200	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	213
3	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	3
175	PolyOne Corp., 5.250%, 03/15/23	176
	Post Holdings, Inc.,
57	6.750%, 12/01/21 (e)	56
1,000	7.375%, 02/15/22	1,010
775	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	785
10	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	10
	Prudential Financial, Inc.,
660	4.600%, 05/15/44	676
235	VAR, 5.875%, 09/15/42	249
75	QEP Resources, Inc., 5.250%, 05/01/23	71
15	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	15
	Qwest Capital Funding, Inc.,
24	6.875%, 07/15/28	24
11	7.750%, 02/15/31	11
75	Radio Systems Corp., 8.375%, 11/01/19 (e)	81
50	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	52
144	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	154
1,250	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 05/15/17 (e)	1,244
345	Regal Entertainment Group, 5.750%, 03/15/22	329
	Regency Energy Partners LP/Regency Energy Finance Corp.,
48	5.000%, 10/01/22	47
450	5.500%, 04/15/23	450
500	Revlon Consumer Products Corp., 5.750%, 02/15/21	506
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	6.875%, 02/15/21	1,056
100	7.875%, 08/15/19	106
600	9.000%, 04/15/19	626
400	9.875%, 08/15/19	431
200	Rite Aid Corp., 8.000%, 08/15/20	215
113	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	121
150	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	149
400	Rosetta Resources, Inc., 5.875%, 06/01/22	384
15	RR Donnelley & Sons Co., 6.500%, 11/15/23	16
31	RSP Permian, Inc., 6.625%, 10/01/22 (e)	30
75	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	70
500	Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	510
150	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	162
100	Samson Investment Co., 9.750%, 02/15/20	58
25	SandRidge Energy, Inc., 7.500%, 03/15/21	20
250	SBA Communications Corp., 4.875%, 07/15/22 (e)	243
65	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	65
200	Sealed Air Corp., 8.375%, 09/15/21 (e)	225
225	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	223
26	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	27
1,533	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	1,633
850	Service Corp. International, 5.375%, 01/15/22	878
25	SESI LLC, 6.375%, 05/01/19	26
145	SGMS Escrow Corp., 10.000%, 12/01/22 (e)	136
127	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	143
	Sirius XM Radio, Inc.,
100	4.625%, 05/15/23 (e)	96
580	5.750%, 08/01/21 (e)	606
400	5.875%, 10/01/20 (e)	423
500	6.000%, 07/15/24 (e)	516
	SITEL LLC/Sitel Finance Corp.,
11	11.000%, 08/01/17 (e)	11
22	11.500%, 04/01/18	18
300	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	301
500	SM Energy Co., 6.500%, 11/15/21	509

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Smithfield Foods, Inc.,
118	5.250%, 08/01/18 (e)	121
460	5.875%, 08/01/21 (e)	488
	Spectrum Brands, Inc.,
500	6.625%, 11/15/22	533
250	6.750%, 03/15/20	264
825	Sprint Capital Corp., 8.750%, 03/15/32	867
	Sprint Communications, Inc.,
340	7.000%, 03/01/20 (e)	374
52	7.000%, 08/15/20	54
	Sprint Corp.,
12	7.125%, 06/15/24	12
22	7.250%, 09/15/21	22
2,189	7.875%, 09/15/23	2,293
30	Standard Pacific Corp., 8.375%, 01/15/21	35
131	Station Casinos LLC, 7.500%, 03/01/21	138
	Steel Dynamics, Inc.,
15	5.125%, 10/01/21 (e)	15
15	5.500%, 10/01/24 (e)	16
250	6.375%, 08/15/22	269
25	7.625%, 03/15/20	26
200	Stone Energy Corp., 7.500%, 11/15/22	181
500	SunGard Data Systems, Inc., 0.000%, 03/08/20	499
20	6.625%, 11/01/19	20
505	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	520
34	SUPERVALU, Inc., 7.750%, 11/15/22	34
100	Swift Energy Co., 7.875%, 03/01/22	82
145	Synchrony Financial, 3.750%, 08/15/21	149
75	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	71
500	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	510
1,153	Target Corp., 3.500%, 07/01/24	1,187
600	Tempur Sealy International, Inc., 6.875%, 12/15/20	644
	Tenet Healthcare Corp.,
100	4.500%, 04/01/21	98
500	4.750%, 06/01/20	506
200	6.000%, 10/01/20	213
200	6.750%, 02/01/20	209
650	8.000%, 08/01/20	691
500	8.125%, 04/01/22	559
500	Terex Corp., 6.000%, 05/15/21	508
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
156	5.500%, 10/15/19 (e)	159
150	6.250%, 10/15/22 (e)	153
1,335	Time Warner, Inc., 4.650%, 06/01/44	1,352
	T-Mobile USA, Inc.,
4	5.250%, 09/01/18	4
21	6.000%, 03/01/23	21
5	6.125%, 01/15/22	5
221	6.375%, 03/01/25	224
203	6.464%, 04/28/19	211
327	6.625%, 04/01/23	339
515	6.633%, 04/28/21	531
348	6.731%, 04/28/22	360
203	6.836%, 04/28/23	211
100	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	103
50	Tronox Finance LLC, 6.375%, 08/15/20	51
6	tw telecom holdings, Inc., 6.375%, 09/01/23	7
85	U.S. Concrete, Inc., 8.500%, 12/01/18	91
200	UCI International, Inc., 8.625%, 02/15/19	192
225	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	230
350	Unit Corp., 6.625%, 05/15/21	336
	United Rentals North America, Inc.,
700	6.125%, 06/15/23	740
1,250	7.625%, 04/15/22	1,381
250	8.250%, 02/01/21	272
300	United Surgical Partners International, Inc., 9.000%, 04/01/20	323
	Universal Health Services, Inc.,
34	3.750%, 08/01/19 (e)	34
47	4.750%, 08/01/22 (e)	47
200	Univision Communications, Inc., 6.750%, 09/15/22 (e)	220
1,523	Verizon Communications, Inc., 3.850%, 11/01/42	1,369
123	VWR Funding, Inc., 7.250%, 09/15/17	129
	Walgreens Boots Alliance, Inc.,
1,000	2.700%, 11/18/19	1,011
1,045	3.800%, 11/18/24	1,067
895	4.800%, 11/18/44	942

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,440	Wal-Mart Stores, Inc., 4.300%, 04/22/44	1,542
25	WCI Communities, Inc., 6.875%, 08/15/21	25
71	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18	74
509	WhiteWave Foods Co. (The), 5.375%, 10/01/22	534
250	Whiting Petroleum Corp., 5.750%, 03/15/21	252
180	Williams Cos., Inc. (The), 5.750%, 06/24/44	172
	Windstream Corp.,
115	7.500%, 06/01/22	118
1,000	7.500%, 04/01/23	1,017
35	7.750%, 10/15/20	37
300	7.750%, 10/01/21	314
390	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	394
400	WPX Energy, Inc., 6.000%, 01/15/22	408
78	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	83
130	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	146
795	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	850

		173,827

	Total Corporate Bonds (Cost $334,800)	331,871

Foreign Government Securities — 10.0%
	Australia — 1.9%
AUD 11,500	Australia Government Bond, 4.500%, 04/21/33 (m)	11,131

	Bahrain — 0.4%
2,030	Government of Bahrain, 6.000%, 09/19/44 (e) (m)	2,066

	Brazil — 0.2%
930	Federative Republic of Brazil, 4.250%, 01/07/25 (m)	951

	Croatia — 0.2%
EUR 775	Republic of Croatia, 3.875%, 05/30/22 (m)	1,003

	Hungary — 0.8%
	Republic of Hungary,
1,600	5.375%, 03/25/24 (m)	1,750
HUF 584,000	5.500%, 06/24/25 (m)	2,774
370	5.750%, 11/22/23 (m)	409

		4,933

	Iceland — 0.2%
900	Republic of Iceland, Reg. S, 5.875%, 05/11/22 (m)	1,013

	Indonesia — 1.0%
IDR 63,200,000	Republic of Indonesia, 9.000%, 03/15/29 (m)	5,624

	Mexico — 1.8%
	United Mexican States,
MXN 17,593	Series M 10, 7.750%, 12/14/17 (m)	1,393
MXN 47,400	7.750%, 11/13/42 (m)	3,853
MXN 55,250	10.000%, 12/05/24 (m)	5,243

		10,489

	South Africa — 1.5%
	Republic of South Africa,
ZAR 47,100	6.750%, 03/31/21 (m)	4,173
ZAR 47,000	8.750%, 02/28/48 (m)	4,361

		8,534

	Spain — 1.5%
EUR 6,035	Spain Government Bond, 3.800%, 04/30/24 (e) (m)	8,789

	Turkey — 0.5%
TRY 6,140	Republic of Turkey, 9.000%, 07/24/24 (m)	3,023

	Total Foreign Government Securities (Cost $57,102)	57,556

Loan Assignments — 4.8%
	Canada — 0.0% (g)
150	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	145

	Luxembourg — 0.1%
350	Delta 2 Sarl, 1st Lien Term Loan, VAR, 4.750%, 07/30/21 ^	347

	Singapore — 0.1%
499	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	499

	United States — 4.6%
150	Albertsons LLC, Term Loan B4, VAR, 4.500%, 08/25/21 ^	150

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
114	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	113
799	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	802
30	Amsurg Corp., Initial Term Loan B, VAR, 3.754%, 07/16/21	30
750	Arizona Chemical U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21 ^	749
5	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	5
874	Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.654%, 10/26/17	848
75	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	74
938	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20 ^	924
205	Berry Plastics Corp., Term Loan E, VAR, 3.750%, 01/06/21	202
11	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	11
149	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	149
449	CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19	448
500	CHS/Community Health Systems, Inc., Term Loan D, VAR, 4.250%, 01/27/21	501
199	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	198
300	CITGO Petroleum Corp., 1st Lien Term Loan B, VAR, 4.500%, 07/29/21	301
236	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	232
500	Cumulus Media Holdings, Term Loan, VAR, 4.250%, 12/23/20	492
50	DaVita HealthCare Partners, Inc., 1st Lien Term Loan B, VAR, 3.500%, 06/24/21	50
997	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	998
124	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	123
98	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	97
320	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21 ^	297
250	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	249
20	EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20	20
510	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	510
200	Entegris, Inc., Term Loan B, VAR, 3.500%, 04/30/21	199
100	EWT Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	98
200	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	181
300	First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18	296
500	First Data Corp., 2021 Dollar Term Loan, VAR, 4.155%, 03/24/21 ^	497
649	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan, VAR, 3.750%, 06/30/19 ^	608
499	Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	495
50	Gardner Denver, Inc., New Term Loan B, VAR, 4.250%, 07/30/20	48
370	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	369
173	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	173
100	Halyard Health, Inc., 1st Lien Term Loan B, VAR, 4.000%, 11/01/21	100
50	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18	50
100	Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/30/21 ^	99
375	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20 ^	383
500	HUB International Ltd., Term Loan B, VAR, 4.250%, 10/02/20	494
400	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	394
725	IASIS Healthcare Corp., New Term Loan B2, VAR, 4.500%, 05/03/18 ^	726
50	iHeartCommunications, Inc., Term Loan, VAR, 6.906%, 01/30/19	47
13	iHeartCommunications, Inc., Term Loan B-1, VAR, 3.806%, 01/29/16	13
24	iHeartCommunications, Inc., Term Loan E, VAR, 7.656%, 07/30/19	23

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
328	Ikaria, Inc.,1st Lien Term Loan, VAR, 5.000%, 02/12/21	329
140	INC Research Holdings, Inc., 2014 Term Loan B, VAR, 4.750%, 11/12/21 ^	140
300	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	301
193	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	190
498	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	489
175	Landry’s, Inc., Term B Loan, VAR, 4.000%, 04/24/18 ^	175
40	Mallinckrodt International Finance, 1st Lien Term Loan, VAR, 3.500%, 03/19/21	40
100	Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Term Loan, VAR, 4.500%, 07/31/21	99
82	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19	82
447	Media General, Inc., Term Loan B, VAR, 4.250%, 07/31/20 ^	447
205	Media General, Inc., Term Loan B-2, VAR, 07/31/20 ^	204
389	MPH Acquisition Holdings, Senior Secured Term Loan, VAR, 3.750%, 03/31/21 ^	382
250	National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20 ^	248
270	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21 ^	268
71	New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21	71
100	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	99
97	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	97
31	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	31
479	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	474
40	Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 4.750%, 06/30/21	40
20	Overseas Shipholding Group, 1st Lien Term Loan B, VAR, 5.250%, 08/05/19	20
250	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	231
292	Packers Holdings LLC, 1st Lien Term Loan B, VAR, 11/25/21 ^	293
499	Party City Holdings, Inc., Term Loan B, VAR, 4.000%, 07/27/19 ^	494
299	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	290
247	PGX Holdings, Inc., Term Loan, VAR, 6.250%, 09/29/20	245
196	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	193
48	Post Holdings, Inc., 1st Lien Term Loan B, VAR, 3.750%, 06/02/21	48
25	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	25
119	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	118
17	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	13
500	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21 ^	500
199	ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19	190
362	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 4.250%, 12/13/19	361
799	Scientific Games International, Inc., Term Loan, VAR, 4.940%, 10/18/20 ^	788
200	Seadrill Partners LP, Term Loan B, VAR, 4.000%, 02/21/21 ^	180
499	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18 ^	483
120	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21	117
600	Seventy Seven Operating LLC, 1st Lien Term Loan B, VAR, 3.750%, 06/25/21	578
48	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	45
499	Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20 ^	495
300	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21 ^	299
100	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	99
250	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.650%, 10/10/17 (d) ^	181
125	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.650%, 10/10/16 (d)	90

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
731	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20 ^	727
500	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	492
299	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	296
173	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	171
63	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	62
58	UTEX Industries, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/21/21	57
20	Visant Corp., 1st Lien Term Loan B, VAR, 7.000%, 09/23/21	20
50	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	49
100	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	99
134	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	134

		26,555

	Total Loan Assignments (Cost $27,703)	27,546

Preferred Securities — 6.1% (x)
	Belgium — 0.1%
EUR 520	KBC Groep N.V., VAR, 5.625%, 03/19/19	637

	Cayman Islands — 0.3%
2,000	Emirates NBD Tier 1 Ltd., VAR, 5.750%, 05/30/19	1,970

	Denmark — 0.4%
	Danske Bank A/S,
EUR 950	VAR, 4.878%, 05/15/17	1,230
EUR 670	VAR, 5.750%, 04/06/20	851

		2,081

	France — 0.9%
EUR 550	BNP Paribas S.A., Reg. S, VAR, 7.781%, 07/02/18	795
	BPCE S.A.,
EUR 550	VAR, 6.117%, 10/30/17	743
EUR 200	VAR, 9.000%, 03/17/15	253
	Credit Agricole S.A.,
EUR 1,000	VAR, 6.500%, 06/23/21	1,272
GBP 450	VAR, 8.125%, 10/26/19	796
400	Electricite de France S.A., VAR, 5.250%, 01/29/23 (e)	415
	Orange S.A.,
EUR 700	VAR, 4.250%, 02/07/20	911
EUR 200	VAR, 5.250%, 02/07/24	269

		5,454

	Germany — 0.1%
EUR 300	Allianz SE, VAR, 4.750%, 10/24/23	414

	Hong Kong — 0.3%
2,000	CRCC Yupeng Ltd., VAR, 3.950%, 08/01/19	2,019

	Italy — 0.4%
EUR 1,400	Intesa Sanpaolo S.p.A., VAR, 8.375%, 10/14/19	2,058

	Norway — 0.0% (g)
GBP 125	DNB Bank ASA, Reg. S, VAR, 6.012%, 03/29/17	204

	Spain — 0.4%
	Banco Bilbao Vizcaya Argentaria S.A.,
EUR 400	Reg. S, VAR, 7.000%, 02/19/19	509
1,400	VAR, 9.000%, 05/09/18	1,516

		2,025

	Sweden — 0.2%
EUR 700	Skandinaviska Enskilda Banken AB, VAR, 7.092%, 12/21/17	989

	Switzerland — 0.2%
1,190	Credit Suisse Group AG, VAR, 6.250%, 12/18/24 (e)	1,157
EUR 220	UBS AG, VAR, 4.280%, 04/15/15	274

		1,431

	United Kingdom — 1.5%
GBP 580	HBOS Capital Funding LP, VAR, 6.461%, 11/30/18	945
1,995	HSBC Holdings plc, VAR, 6.375%, 09/17/24	2,041
GBP 1,000	Legal & General Group plc, VAR, 6.385%, 05/02/17	1,640
	Lloyds Banking Group plc,
EUR 1,550	VAR, 6.375%, 06/27/20	1,987
212	VAR, 7.500%, 06/27/24	218
GBP 550	Nationwide Building Society, VAR, 6.875%, 06/20/19	844
GBP 638	Standard Life plc, VAR, 6.750%, 07/12/27	1,110

		8,785

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	United States — 1.3%
	Bank of America Corp.,
2,970	Series X, VAR, 6.250%, 09/05/24	2,953
750	Series Z, VAR, 6.500%, 10/23/24	772
50	Series K, VAR, 8.000%, 01/30/18	53
	Citigroup, Inc.,
40	VAR, 5.950%, 01/30/23	40
1,500	Series M, VAR, 6.300%, 05/15/24	1,490
225	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	230
335	Morgan Stanley, VAR, 5.450%, 07/15/19	338
1,350	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	1,357

		7,233

	Total Preferred Securities (Cost $35,940)	35,300

Preferred Stocks — 0.0% (g)
	Cayman Islands — 0.0% (g)
— (h)	XLIT Ltd., Series D, VAR, 3.351%, 12/29/14 @ ($1,000 par value)	51

	United Kingdom — 0.0% (g)
— (h)	Royal Bank of Scotland Group plc, 6.350%, 12/31/14 @ ($25 par value)	2
— (h)	Royal Bank of Scotland Group plc, 6.400%, 12/29/14 @ ($25 par value)	9

		11

	United States — 0.0% (g)
— (h)	Ally Financial, Inc., Series G, 7.000%, 12/29/14 (e) @	133

	Total Preferred Stocks (Cost $191)	195

SHARES
Short-Term Investments— 0.9%
	Investment Companies — 0.9%
490	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	490
4,700	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	4,700

	Total Short-Term Investments (Cost $5,190)	5,190

	Total Investments — 98.6% (Cost $572,042)	568,476
	Other Assets in Excess of Liabilities — 1.4% (c)	7,958

	NET ASSETS — 100.0%	$576,434

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	Euro Bobl	12/08/14	478	3
47	Euro Btp	12/08/14	7,832	23
	Short Futures Outstanding
(20)	Euro Bund	12/08/14	(3,801)	(81)
(135)	10 Year U.S. Treasury Note	03/20/15	(17,151)	(127)
(18)	U.S. Long Bond	03/20/15	(2,567)	(32)
(24)	Ultra Long Term U.S. Treasury Bond	03/20/15	(3,860)	(72)
(19)	Long Gilt	03/27/15	(3,488)	(39)
(4)	Short Gilt	03/27/15	(646)	(1)
(470)	5 Year U.S. Treasury Note	03/31/15	(56,161)	(236)

				(562)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
282	EUR	Barclays Bank plc	12/17/14	354	351	(3)
1,196	EUR	Standard Chartered Bank	12/17/14	1,493	1,488	(5)
111	EUR	State Street Corp.	12/17/14	138	138	— (h)
5,928	EUR	TD Bank Financial Group	12/17/14	7,385	7,371	(14)

7,084	GBP	Deutsche Bank AG	12/17/14	11,180	11,064	(116)

320,148	INR	Westpac Banking Corp.†	12/17/14	5,172	5,131	(41)

40,898	MXN	HSBC Bank, N.A.	12/17/14	2,971	2,936	(35)
9,320	MXN	Westpac Banking Corp.	12/17/14	685	669	(16)

10,865	NZD	HSBC Bank, N.A.	12/17/14	8,507	8,510	3

12,240	TRY	Goldman Sachs International	12/17/14	5,518	5,494	(24)

				43,403	43,152	(251)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,899	AUD	Royal Bank of Canada	12/17/14	10,191	10,114	77
775	AUD	Westpac Banking Corp.	12/17/14	669	658	11

21,356	BRL	Goldman Sachs International†	12/17/14	8,136	8,263	(127)

527	EUR	Barclays Bank plc	12/17/14	659	655	4
998	EUR	BNP Paribas	12/17/14	1,246	1,242	4
74	EUR	Credit Suisse International	12/17/14	92	92	— (h)
3,954	EUR	Deutsche Bank AG	12/17/14	4,948	4,917	31
70,274	EUR	HSBC Bank, N.A.	12/17/14	87,601	87,391	210
733	EUR	Royal Bank of Canada	12/17/14	909	912	(3)
2,139	EUR	State Street Corp.	12/17/14	2,662	2,661	1
255	EUR	Union Bank of Switzerland AG	12/17/14	317	316	1
16,762	EUR	Westpac Banking Corp.	12/17/14	20,782	20,844	(62)

7,059	GBP	Australia and New Zealand Banking Group Limited	12/17/14	11,061	11,025	36
12,339	GBP	HSBC Bank, N.A.	12/17/14	19,436	19,271	165
691	GBP	Standard Chartered Bank	12/17/14	1,088	1,079	9

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
826	GBP	State Street Corp.	12/17/14	1,315	1,290	25
81	GBP	Union Bank of Switzerland AG	12/17/14	129	127	2

68,659	HUF	Deutsche Bank AG	12/17/14	277	278	(1)
580,061	HUF	Royal Bank of Canada	12/17/14	2,317	2,352	(35)

551,974	JPY	Royal Bank of Canada	12/17/14	4,789	4,650	139
89,973	JPY	State Street Corp.	12/17/14	781	758	23

6,324,618	KRW	HSBC Bank, N.A.†	12/17/14	5,674	5,677	(3)

9,320	MXN	Deutsche Bank AG	12/17/14	682	670	12
69,261	MXN	Goldman Sachs International	12/17/14	5,001	4,973	28

9,847	NZD	Royal Bank of Canada	12/17/14	7,544	7,712	(168)
1,018	NZD	State Street Corp.	12/17/14	781	798	(17)

19,216	PLN	Goldman Sachs International	12/17/14	5,680	5,706	(26)

6,811	ZAR	Deutsche Bank AG	12/17/14	607	613	(6)
39,807	ZAR	Royal Bank of Canada	12/17/14	3,498	3,586	(88)
43,828	ZAR	Westpac Banking Corp.	12/17/14	3,866	3,947	(81)

				212,738	212,577	161

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2014. The rate may be subject to a cap and floor.

IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2014.
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2014.
ZAR	—	South African Rand

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown reflect the next call date. The coupon rates shown are the rates in effect as of November 30, 2014.
†	—	Non-deliverable forward.
^	—	All or a portion of the security is unsettled as of November 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	4,460
Aggregate gross unrealized depreciation	(8,026)

Net unrealized appreciation/depreciation	(3,566)

Federal income tax cost of investments	572,042

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$5,677	$250	$5,927
Ireland	—	—	785	785
Italy	—	135	—	135
United States	—	1,421	22,385	23,806

Total Asset-Backed Securities	—	7,233	23,420	30,653

Collateralized Mortgage Obligations
Agency CMO
United States	—	18,614	—	18,614
Non-Agency CMO
Italy	—	—	143	143
Spain	—	183	—	183
United States	—	29,760	101	29,861

Total Collateralized Mortgage Obligations	—	48,557	244	48,801

Commercial Mortgage-Backed Securities
Cayman Islands	—	254	112	366
United States	—	13,121	7,629	20,750

Total Commercial Mortgage-Backed Securities	—	13,375	7,741	21,116

Convertible Bonds
Netherlands	—	858	—	858
United Kingdom	—	202	—	202
United States	—	9,188	—	9,188

Total Convertible Bonds	—	10,248	—	10,248

Corporate Bonds
Argentina	—	1,044	—	1,044
Australia	—	237	—	237
Bahamas	—	144	—	144
Bermuda	—	835	—	835
Brazil	—	1,102	—	1,102
Canada	—	7,857	—	7,857
Cayman Islands	—	1,442	—	1,442
Chile	—	3,413	—	3,413
Colombia	—	1,930	—	1,930
Croatia	—	1,847	—	1,847
Denmark	—	319	—	319

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$11,982	—	$11,982
Germany	—	11,705	—	11,705
Hong Kong	—	1,008	—	1,008
Indonesia	—	2,454	—	2,454
Ireland	—	8,242	—	8,242
Israel	—	4,619	—	4,619
Italy	—	10,136	—	10,136
Japan	—	200	—	200
Kazakhstan	—	3,402	—	3,402
Luxembourg	—	22,987	—	22,987
Mexico	—	5,893	—	5,893
Morocco	—	2,668	—	2,668
Netherlands	—	11,829	—	11,829
Norway	—	1,223	—	1,223
Peru	—	988	—	988
Singapore	—	204	—	204
South Korea	—	1,980	—	1,980
Spain	—	2,283	—	2,283
Sri Lanka	—	252	—	252
Sweden	—	1,734	—	1,734
Switzerland	—	3,610	—	3,610
Turkey	—	6,370	—	6,370
United Arab Emirates	—	873	—	873
United Kingdom	—	21,232	—	21,232
United States	—	173,673	154	173,827

Total Corporate Bonds	—	331,717	154	331,871

Foreign Government Securities	—	57,556	—	57,556
Preferred Securities
Belgium	—	637	—	637
Cayman Islands	—	1,970	—	1,970
Denmark	—	2,081	—	2,081
France	—	5,454	—	5,454
Germany	—	414	—	414
Hong Kong	—	2,019	—	2,019
Italy	—	2,058	—	2,058
Norway	—	204	—	204
Spain	—	2,025	—	2,025
Sweden	—	989	—	989
Switzerland	—	1,431	—	1,431
United Kingdom	—	8,785	—	8,785
United States	—	7,233	—	7,233

Total Preferred Securities	—	35,300	—	35,300

Preferred Stocks
Cayman Islands	—	51	—	51
United Kingdom	11	—	—	11
United States	—	133	—	133

Total Preferred Stocks	11	184	—	195

Loan Assignments
Canada	—	145	—	145
Luxembourg	—	347	—	347
Singapore	—	499	—	499
United States	—	26,555	—	26,555

Total Loan Assignments	—	27,546	—	27,546

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$5,190	$—	$—	$5,190

Total Investments in Securities	$5,201	$531,716	$31,559	$568,476

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$781	$—	$781
Futures Contracts	26	—	—	26

Total Appreciation in Other Financial Instruments	$26	$781	$—	$807

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(871)	$—	$(871)
Futures Contracts	(588)	—	—	(588)

Total Depreciation in Other Financial Instruments	$(588)	$(871)	$—	$(1,459)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2014.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2014.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2014
Asset-Backed Securities - Cayman Islands	$250	$—	$—	$—		$—	$—	$—	$—	$250
Asset-Backed Securities - Ireland	—	—	—	—		785	—	—	—	785
Asset-Backed Securities - United States	8,916	(2)	(72)	7		14,611	(834)	—	(241)	22,385
Collateralized Mortgage Obligations - Non-Agency CMO - Italy	149	—	(6)	—	(a)	—	—	—	—	143
Collateralized Mortgage Obligations - Non-Agency CMO - United States	101	—	— (a)	—		—	—	—	—	101
Commercial Mortgage-Backed Securities - Cayman Islands	112	—	— (a)	—		—	—	—	—	112
Commercial Mortgage-Backed Securities - United States	1,488	—	(8)	—	(a)	6,630	—	—	(481)	7,629
Corporate Bond - United States	160	—	(3)	—	(a)	—	(3)	—	— (a)	154

	$11,176	$(2)	$(89)	$7		$22,026	$(837)	$—	$(722)	$31,559

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(90,000).

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

Global Bond Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at November 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$19,331	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (1.34%)
			Constant Default Rate	0.00% - 35.00% (12.58%)
			Yield (Discount Rate of Cash Flows)	0.00% - 6.45% (4.21%)

Asset-Backed Securities	19,331

	244	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 3.20% (1.88%)
			Constant Default Rate	0.50% - 50.00% (20.90%)
			Yield (Discount Rate of Cash Flows)	1.09% - 4.13% (2.34)

Collateralized Mortgage Obligations	244

	7,740	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.80% - 19.05% (5.71%)

Commercial Mortgage-Backed Securities	7,740

Total	$27,315

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2014, the value of these investments was approximately $4,244,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures and forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a predetermined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund

(1). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of November 30, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 28, 2015